UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23846

Redwood Private Real Estate Debt Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (414) 299-2270

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and Address of Agent for Service)

Copies to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act).

Semi-Annual Report

June 30, 2026 (Unaudited)

CREMX | Redwood Private Real Estate Debt Fund

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Private Real Estate Debt Fund (the "Fund"). Such offering is made only by prospectus, which includes details as to the Fund's offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Any property shown is for illustrative purposes only and does not imply an actual property held in the Fund.

redwoodim.com/private-debt | 888.570.0805

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments June 30, 2026 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Commercial Real Estate — 137.6%[1,2]
	Participation Notes — 50.4%
	Condominium Development — 7.0%
16,818,533	3391 – ZDJ W 37[3]	SOFR1M + 5.50%; floor 9.25%	9.25	03/04/27	$16,818,533
348,477	3398 – 305 Briny[3]	SOFR1M + 5.25%; floor 10.00%	10.00	09/27/26	348,477
5,554,036	3399 – BH3 Malibu[3]	SOFR1M + 5.00%; floor 9.00%	9.00	10/30/26	5,554,036
8,687,916	3454 – 2nd & Steele[3]	SOFR1M + 5.00%; floor 8.50%	8.63	07/15/28	8,687,916
614,530	3487 – 54 W 22nd3	SOFR1M + 5.00%; floor 9.00%	9.00	01/29/28	614,530
					32,023,492
	Hospitality — 5.2%
12,500,000	3333 – McRopp New York Royal44[3]	SOFR1M + 5.25%; floor 10.50%	10.50	08/30/26	12,500,000
6,000,000	3356 – GK West 47th3	SOFR1M + 5.67%; floor 11.00%	11.00	09/07/26	6,000,000
5,500,000	3524 – KP Miami Owner[3]	SOFR1M + 4.65%; floor 8.15%	8.29	06/23/27	5,500,000
					24,000,000
	Industrial — 4.7%
1,300,000	3335 – Cromwell Inwood[3]	SOFR1M + 5.50%; floor 10.83%	10.83	11/27/26	1,300,000
6,000,000	3394 – Sunnyvale Park Place[3]	SOFR1M + 5.00%; floor 9.00%	9.00	09/17/27	6,000,000
14,400,000	The Mall at Johnson City[3]	SOFR1M + 7.32%	10.95	11/24/28	14,400,000
					21,700,000
	Mixed Use Development — 16.9%
3,200,000	3340 – San Antonio Palo Alto[3]	SOFR1M + 6.20%; floor 11.50%	11.50	07/15/26	3,200,000
6,590,000	3349 – Hillcrest Cedar Property Owner[3]	SOFR1M + 5.75%; floor 10.75%	10.75	07/09/26	6,590,000
3,975,697	3358 – 01 – 123 Speer Owner[3]	SOFR1M + 5.25%; floor 10.25%	10.25	09/19/26	3,975,697
55,831,731	3368 – 04 – Carlisle New York Apartments[3]	SOFR1M + 6.20%; floor 10.25%	12.25	07/31/26	55,831,731
2,500,000	3372 – 3151 NF Owner[3]	SOFR1M + 5.25%; floor 10.57%	10.57	09/05/26	2,500,000
5,219,794	TL Pepperell Mill[3]	SOFR1M + 15.83%	19.03	12/23/26	5,219,794
					77,317,222
	Multifamily — 7.8%
3,476,495	3303 – 150 Lefferts[3]	SOFR1M + 5.20%; floor 10.00%	10.00	07/30/26	3,476,495
12,400,000	3344 – 1600 North 11[3]	SOFR1M + 5.50%; floor 10.75%	10.75	07/30/26	12,400,000
4,849,455	3359 – 01 – Nalskihouse MT	N/A	11.00	11/01/26	4,849,455

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2026 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
11,500,000	3371 – 01 – Greyhawk SSOF Ruckus Lender[3]	SOFR1M + 5.00%; floor 9.50%	9.50	08/10/26	$11,500,000
3,500,000	3461 – Skyline Apartments[3]	SOFR1M + 5.14%; floor 9.44%	9.44	03/04/27	3,500,000
					35,725,950
	Office — 0.9%
4,000,000	3341 – Ferncroft[3]	SOFR1M + 5.25%; floor 10.50%	10.50	12/18/26	4,000,000
	Predevelopment — 4.8%
3,986,864	3403 – Rosslyn Senior Participation[3]	SOFR1M + 5.00%; floor 10.00%	10.00	12/10/26	3,986,864
4,631,540	3413 – MTP – Paseo Phase III Land[3]	SOFR1M + 5.90%; floor 10.00%	10.00	03/21/27	4,631,540
6,388,832	3422 – Wynwood	SOFR1M + 6.00%; floor 10.00%	10.00	03/21/27	6,388,832
1,500,000	3467 – 908 Gainesville Property Investors[3]	SOFR1M + 5.25%; floor 9.55%	9.55	10/20/27	1,500,000
2,184,872	3474 – 3532 CPB[3]	SOFR1M + 5.00%; floor 9.00%	9.00	10/28/27	2,184,872
1,000,000	3483 – Aventura Harbor Property[3]	SOFR1M + 5.00%; floor 9.00%	9.00	12/16/26	1,000,000
1,418,635	3499 – Meta 1870[3]	SOFR1M + 4.45%; floor 7.95%	8.07	03/12/27	1,418,635
500,000	3504 – ST Sky[3]	SOFR1M + 5.34%; floor 9.00%	9.00	03/27/27	500,000
500,000	3507 – WP FL Wilton Manors Owner[3]	SOFR1M + 5.00%; floor 8.50%	8.61	04/07/27	500,000
					22,110,743
	Single Family — 2.9%
230,769	3326 – Elgny[3]	SOFR1M + 5.00%; floor 10.25%	10.25	10/06/26	230,769
3,000,000	3424 – Colony 29 Palm Springs[3]	SOFR1M + 5.70%; floor 10.00%	10.00	04/07/27	3,000,000
3,492,397	3455J – 140 Hayground Cove Road Partners[3]	SOFR1M + 12.67%; floor 17.00%	17.00	07/30/26	3,492,397
2,494,569	3455S – 140 Hayground Cove Senior Partners[3]	SOFR1M + 5.64%; floor 9.97%	9.97	07/30/26	2,494,569
1,364,349	3479 – Fisher Land[3]	SOFR1M + 5.00%; floor 8.50%	8.63	11/25/27	1,364,349
545,455	3520 – 6693 Windsor[3]	SOFR1M + 5.00%; floor 8.50%	8.50	06/15/28	545,455
892,857	3521 – 22 East 10th Street BH3	SOFR1M + 4.75%; floor 8.43%	8.43	06/09/28	892,857
1,000,000	3523 – GME Alliance[3]	SOFR1M + 5.00%; floor 8.66%	8.66	06/18/28	1,000,000
					13,020,396
	Single Family/Multifamily — 0.2%
884,520	3314 – VM Equities[3]	SOFR1M + 5.25%; floor 9.75%	9.75	08/31/26	884,520
	Total Participation Notes (Cost $230,782,323)				230,782,323

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2026 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Real Estate Mortgages — 74.3%
	2 – 4 Units — 5.7%
780,000	106533 – Eagle OZB I4	N/A	9.13	03/01/26	$780,000
780,000	106536 – Eagle OZB I4	N/A	9.13	03/01/26	780,000
780,000	106538 – Eagle OZB I4	N/A	9.13	03/01/26	780,000
286,148	106767 – Torre Projects[4]	N/A	9.00	08/01/26	286,148
3,543,000	112319 – 1120 Coronado CS4	N/A	8.87	01/01/26	3,543,000
1,488,944	113734 – MF Real Estate Investment[5]	N/A	9.10	07/01/26	1,488,944
2,483,036	114221 – CF 4942 Topanga[4]	N/A	8.92	09/01/26	2,483,036
2,089,321	123488 – IDS Construction Company[4]	N/A	9.24	09/01/26	2,089,321
405,000	125112 – Toussaint Ateliers Residences[4]	N/A	9.21	07/01/27	405,000
254,970	125124 – 526 NW 15th Terr[5]	N/A	8.74	01/01/27	254,970
316,338	125125 – 634 NW 12th Ave[5]	N/A	8.74	01/01/27	316,338
1,240,000	131914 – Hallmark Building Corporation[5]	N/A	8.00	10/01/26	1,240,000
1,471,761	133284 – Beachside Dev Holdings[5]	N/A	8.35	05/01/27	1,471,761
250,439	133837 – Nuharbor Enterprises[4]	N/A	8.33	01/01/27	250,439
2,430,000	134271 – OVB Encanto[4]	N/A	7.96	01/01/27	2,430,000
1,256,305	135023 – R&R Casitas[5]	N/A	8.26	12/01/26	1,256,305
1,310,077	135513 – Beachside Dev Holdings[5]	N/A	8.14	03/01/27	1,310,077
1,418,750	135587 – Fenix-Orion[4]	N/A	8.00	12/01/26	1,418,750
966,059	136236 – Grupo Monarca[4]	N/A	8.33	01/01/27	966,059
207,000	137688 – Lemaitre Investments[4]	N/A	8.59	07/01/27	207,000
589,380	138070 – Lot 14 Gulf Blvd 2025[4]	N/A	8.33	03/01/28	589,380
589,380	138082 – Lot 15 Gulf Blvd 2025[4]	N/A	8.33	03/01/28	589,380
829,240	138912 – Drama Rose[5]	N/A	8.00	03/01/27	829,240
566,681	141081 – Longfellow Landing[4]	N/A	8.02	11/01/27	566,681
					26,331,829
	Condominium Development — 12.6%
3,465,000	100597 – 2303 Delancey[5]	N/A	10.63	07/01/26	3,465,000
936,085	102044 – Lian 166 Washington[5]	N/A	9.25	07/01/26	936,085
285,000	104677 – Daest[5]	N/A	9.50	07/01/26	285,000
1,385,000	108203 – Kirkland 7[4]	N/A	8.92	06/01/26	1,385,000
3,000,000	110003 – 791 Crandon Holding 707[5]	N/A	8.90	10/01/26	3,000,000
420,000	112961 – Veluva[4]	N/A	9.06	12/01/26	420,000
1,111,000	115378 – Buza Family Trust[4]	N/A	8.73	07/01/26	1,111,000
928,981	116028 – 12 Geneva St4	N/A	9.17	07/01/26	928,981
3,194,728	117241 – 1813 – 60 Binyan[4]	N/A	8.92	09/03/26	3,194,728
2,866,099	118912 – North Fitzhugh LP5	N/A	8.92	10/01/26	2,866,099
1,971,860	120373 – 46 Fayette[4]	N/A	8.73	04/01/27	1,971,860
684,000	121664 – Platinum Enterprise[4]	N/A	8.84	08/01/26	684,000
2,487,748	123554 – Malo Development Company – Lakota[4]	N/A	8.96	01/01/27	2,487,748
735,276	125229 – La Sabana[4]	N/A	8.93	07/01/27	735,276
260,250	125300 – Andyvale[4]	N/A	8.74	01/01/27	260,250
2,115,352	125337 – Schurman Cottages[5]	N/A	9.05	01/01/27	2,115,352
1,773,430	126273 – 859 Beacon[5]	N/A	8.50	01/01/27	1,773,430
1,131,828	132384 – Humble Pride Lovedale LP4	N/A	8.39	06/01/27	1,131,828

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2026 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
1,820,000	133131 – The Brooks[5]	N/A	8.21	03/01/27	$1,820,000
562,500	138375 – NAAKEF Sagecliffe[5]	N/A	8.00	08/01/26	562,500
776,443	138700 – Burien 10[5]	N/A	8.21	03/01/27	776,443
893,953	138701 – Burien 10[5]	N/A	8.21	03/01/27	893,953
1,042,107	138702 – Burien 10[5]	N/A	8.21	03/01/27	1,042,107
1,156,656	138706 – Burien 10[5]	N/A	8.21	03/01/27	1,156,656
1,366,671	140474 – MK Real Estate Advisors[4]	N/A	8.08	08/01/27	1,366,671
18,295,000	517W – Project 29 West Chelsea[4]	N/A	6.31	08/02/26	18,295,000
3,161,623	98803 – Moon Equities[5]	N/A	10.00	08/01/26	3,161,623
					57,826,590
	Multifamily — 7.7%
4,698,133	101296 – 5700 Clemson[4]	N/A	10.13	07/01/26	4,698,133
3,048,193	102111 – Westlake Mountainview[4]	N/A	10.13	01/01/26	3,048,193
3,915,200	123469 – 5601 Fishburn[4]	N/A	9.30	12/01/26	3,915,200
1,779,271	123913 – 30 NW 59 Street Investment[4]	N/A	9.49	01/01/27	1,779,271
3,244,879	125679 – Dara 1 Holdings[4]	N/A	9.15	10/01/26	3,244,879
3,927,137	125848 – Highland Park 21[4]	N/A	9.39	01/01/27	3,927,137
2,059,328	130333 – Sunpacific Partners[4]	N/A	8.60	11/01/26	2,059,328
662,400	132561 – 950 NW Apartments[4]	N/A	8.76	03/01/27	662,400
350,000	132620 – Evol Holdings[4]	N/A	8.76	12/01/26	350,000
3,160,000	133332 – Probiz Estate Investment HOL2[5]	N/A	9.00	05/01/27	3,160,000
2,303,802	133874 – Magnolia PDI[4]	N/A	8.64	03/01/27	2,303,802
1,693,682	83824 – 2511 NW 25 Ave.[4]	N/A	10.82	05/01/26	1,693,682
2,766,191	96483 – Affordable Housing Group LTD[4]	N/A	10.00	06/01/26	2,766,191
1,665,039	98767 – 426 E. 17th St.[5]	N/A	10.13	05/01/26	1,665,039
					35,273,255
	Single Family — 43.9%
560,540	100356 – NRM Group[4]	N/A	10.00	06/01/26	560,540
1,678,625	100357 – NRM Group[4]	N/A	10.00	08/01/26	1,678,625
1,448,816	100359 – NRM Group[4]	N/A	10.00	08/01/26	1,448,816
595,000	100937 – indiePlanet Global Series 4[4]	N/A	9.50	02/01/26	595,000
2,973,209	101221 – USA Luxury Developer II5	N/A	10.00	06/01/26	2,973,209
1,812,552	102094 – Danva Prosper Fontanarosa Homes[4]	N/A	10.00	06/01/26	1,812,552
1,797,032	102095 – Danva Prosper Fontanarosa Homes[4]	N/A	10.00	06/01/26	1,797,032
1,812,840	102097 – Danva Prosper Fontanarosa Homes[4]	N/A	10.00	06/01/26	1,812,840
250,000	102696 – 4798 NE 2nd Ave.[4]	N/A	9.56	07/01/26	250,000
250,000	102697 – 4798 NE 2nd Ave.[4]	N/A	10.00	07/01/26	250,000
250,000	102698 – 4798 NE 2nd Ave.[4]	N/A	10.00	07/01/26	250,000
1,707,223	103771 – Rhino Homes[5]	N/A	10.07	07/01/26	1,707,223
1,791,357	103772 – Rhino Homes[5]	N/A	10.07	06/01/26	1,791,357
495,498	103980 – KPI Equity Holdings I5	N/A	9.69	02/01/26	495,498
3,000,000	104480 – Elmer Avenue[5]	N/A	9.81	05/01/26	3,000,000
1,259,913	105003 – 43 Westwood[4]	N/A	9.81	08/01/26	1,259,913
1,615,571	105004 – 43 Westwood[4]	N/A	9.81	08/01/26	1,615,571
1,505,497	105005 – 43 Westwood[4]	N/A	9.81	08/01/26	1,505,497
1,499,603	105006 – 43 Westwood[4]	N/A	9.81	08/01/26	1,499,603
2,524,628	105261 – SeaScape Homes[5]	N/A	9.00	07/01/26	2,524,628

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2026 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
1,235,000	105366 – Rhino Homes[5]	N/A	9.50	06/01/26	$1,235,000
2,100,000	105880 – B Cove Investments[5]	N/A	9.13	03/01/26	2,100,000
919,875	107094 – Grande Vita Homes[4]	N/A	9.43	08/01/26	919,875
358,000	107180 – 902 8th St4	N/A	9.50	02/01/26	358,000
1,399,000	107836 – Mahi Mahi 935[5]	N/A	9.50	03/01/26	1,399,000
102,850	107997 – Mercado Rodriguez[4]	N/A	9.38	06/01/26	102,850
2,087,458	108167 – Lime Builders[5]	N/A	9.00	10/01/26	2,087,458
2,593,750	108872 – Addison Hesby[4]	N/A	8.87	07/01/26	2,593,750
413,496	109339 – Scott Springs Assets[5]	N/A	9.19	08/01/26	413,496
1,664,980	109399 – 1515 Blake[5]	N/A	9.00	08/01/26	1,664,980
566,000	109448 – Kent 9[4]	N/A	8.98	09/01/26	566,000
566,000	109450 – Kent 9[4]	N/A	8.98	09/01/26	566,000
478,148	109696 – Loma Alta 10[4]	N/A	9.68	06/01/26	478,148
478,148	109697 – Loma Alta 10[4]	N/A	9.68	06/01/26	478,148
478,148	109703 – Loma Alta 10[4]	N/A	9.68	06/01/26	478,148
478,148	109704 – Loma Alta 10[4]	N/A	9.68	06/01/26	478,148
2,675,698	110342 – Bravo Builders Enterprises[5]	N/A	9.29	08/01/26	2,675,698
1,618,281	110465 – TJR Development Inc.[4]	N/A	9.06	06/01/26	1,618,281
1,456,742	110815 – DaVinci Development[4]	N/A	9.56	08/01/26	1,456,742
2,000,000	110820 – JT Real Estate Capital Group[4]	N/A	8.98	05/01/26	2,000,000
1,940,335	111076 – Twenty[4]	N/A	9.06	08/01/26	1,940,335
976,124	111792 – 88th Street Homes[4]	N/A	9.48	07/01/26	976,124
1,054,794	111834 – Red Cedar Development[4]	N/A	8.87	11/01/26	1,054,794
3,221,605	111866 – Colfax District[4]	N/A	8.87	07/01/26	3,221,605
216,128	111894 – Up Ruiz Investments[4]	N/A	9.29	07/01/26	216,128
4,970,346	112068 – Dwell LA4	N/A	8.79	07/01/26	4,970,346
3,152,567	112430 – 31 Edward[5]	N/A	9.00	02/01/27	3,152,567
2,513,921	112598 – Villa Bello At Zona[4]	N/A	9.12	12/01/26	2,513,921
2,449,178	112599 – Villa Bello At Zona[4]	N/A	9.12	12/01/26	2,449,178
2,536,076	114043 – 5913 Lubao Ave[4]	N/A	8.73	07/01/26	2,536,076
2,001,971	114069 – 4940 Cherry[4]	N/A	9.04	10/01/26	2,001,971
188,123	114902 – Torre Projects[4]	N/A	8.97	07/01/26	188,123
879,114	114909 – Loitzk Batim 930[4]	N/A	8.92	07/01/26	879,114
879,114	114913 – Loitzk Batim 930[4]	N/A	8.92	01/01/27	879,114
1,727,877	114914 – Loitzk Batim 930[4]	N/A	8.92	07/01/26	1,727,877
789,014	114920 – Loitzk Batim 930[4]	N/A	8.92	01/01/27	789,014
2,812,500	115011 – 4115 Shadyglade[5]	N/A	8.68	07/01/26	2,812,500
2,025,054	115231 – Shoreline 940[4]	N/A	9.04	01/01/27	2,025,054
194,756	116301 – Halona Development Group[4]	N/A	9.17	08/01/26	194,756
960,848	117396 – Cygnus Construction[4]	N/A	9.04	09/01/26	960,848
2,475,000	117420 – BJB 1321 Management[4]	N/A	8.38	03/01/26	2,475,000
131,250	117664 – Retail Bee[4]	N/A	8.92	09/01/26	131,250
2,144,720	117679 – Vault Money Investments[4]	N/A	8.86	03/01/26	2,144,720
1,640,000	117712 – RR 2710 Development Group[4]	N/A	9.17	09/01/26	1,640,000
128,720	117729 – Built Full Homes[4]	N/A	9.40	10/01/26	128,720
211,926	117775 – Solid Residences[4]	N/A	9.67	08/01/26	211,926
1,215,000	118590 – Carolinas Builders[4]	N/A	8.68	04/01/26	1,215,000
See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2026 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
1,215,000	118591 – Carolinas Builders[4]	N/A	8.68	04/01/26	$1,215,000
4,770,609	118766 – Hazen Grp.[4]	N/A	8.25	07/01/26	4,770,609
1,337,962	118929 – 842 Meadow Creek[4]	N/A	8.92	07/01/26	1,337,962
2,669,487	119564 – R.I USA Multiservices[4]	N/A	9.15	09/01/26	2,669,487
2,268,530	119622 – Parkside Homes[5]	N/A	8.91	07/01/26	2,268,530
197,274	119640 – Valvera Investments[4]	N/A	9.30	10/01/26	197,274
2,085,121	120177 – Grey Collective[4]	N/A	8.98	10/01/26	2,085,121
2,195,574	120181 – 75 NW 41 St. Holdings[4]	N/A	8.97	10/01/26	2,195,574
170,720	120265 – N&B Real Estate Investment Group[4]	N/A	8.73	07/01/26	170,720
2,051,427	120806 – 4848 Fulton[4]	N/A	8.97	11/01/26	2,051,427
2,604,825	121021 – Black Marlin Group[4]	N/A	8.00	10/01/26	2,604,825
162,450	121261 – Watson Recovery Enterprises[4]	N/A	9.14	08/01/26	162,450
720,960	121262 – LLG Enterprises[4]	N/A	9.14	09/01/26	720,960
922,250	121264 – Ground-up Customz/Empower Estates Customs[4]	N/A	9.14	06/01/26	922,250
297,300	121265 – Pelican Equity Partnership Inc.[4]	N/A	9.14	02/01/26	297,300
611,165	121266 – Vertex Custom Homes[4]	N/A	9.14	08/01/26	611,165
1,190,759	121268 – Hibernia Investment[4]	N/A	9.14	08/01/26	1,190,759
2,520,000	121644 – BJB 1321 Management[5]	N/A	8.50	05/01/26	2,520,000
1,204,900	121917 – Bidwell Commons Townhomes[4]	N/A	8.84	10/01/26	1,204,900
1,928,786	122126 – Oak View Development[4]	N/A	8.86	12/01/26	1,928,786
275,000	122723 – 3302 Park[4]	N/A	14.70	04/03/26	275,000
275,000	122724 – 151 S St. NW4	N/A	14.70	04/03/26	275,000
318,468	123304 – Logos Homes[4]	N/A	9.21	02/01/27	318,468
2,541,317	123412 – Thirty Seven Sunrise[4]	N/A	9.24	12/01/26	2,541,317
176,852	123565 – Duran USA Group[4]	N/A	9.30	12/01/26	176,852
1,111,876	123892 – 36 Cyril[4]	N/A	9.05	06/01/27	1,111,876
1,301,133	123893 – 36 Cyril[4]	N/A	9.05	06/01/27	1,301,133
3,008,095	124588 – 4200 Chase[4]	N/A	8.84	07/01/27	3,008,095
348,500	124986 – Maas Rehab & Mary Ellen And Mary Lee[5]	N/A	9.24	07/01/26	348,500
4,008,849	125221 – Taku Construction[4]	N/A	9.09	10/01/26	4,008,849
2,543,362	125357 – 412 Woodcrest[4]	N/A	8.48	04/01/27	2,543,362
1,977,102	125565 – M&J Pham Development[5]	N/A	8.92	07/01/27	1,977,102
3,571,750	125570 – M&J Pham Development[5]	N/A	8.50	07/01/26	3,571,750
1,639,067	125623 – Willa Mae Investments[5]	N/A	9.05	10/01/26	1,639,067
1,560,000	125774 – One Star Development[5]	N/A	8.99	07/01/26	1,560,000
1,287,000	126105 – B Life Capital 26[4]	N/A	8.99	07/01/27	1,287,000
2,402,947	126221 – JP&C Properties[5]	N/A	8.77	08/01/26	2,402,947
224,977	126255 – Duran USA Group[4]	N/A	9.21	01/01/27	224,977
2,174,666	126281 – Douglas 10[4]	N/A	8.00	07/01/26	2,174,666
189,518	126291 – Multipropiedades Investments[4]	N/A	9.34	01/01/27	189,518
2,590,000	126387 – 321 North Lucerne[5]	N/A	8.00	08/01/26	2,590,000
525,000	126394 – FlipWave Investments[5]	N/A	8.71	07/01/26	525,000
930,000	127275 – Taku Construction[4]	N/A	9.02	07/01/26	930,000
293,002	129766 – 608 Walker Road[4]	N/A	8.73	05/01/27	293,002

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2026 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
363,750	130467 – AAA Milano House Luxury Oceanfront Developer[4]	N/A	8.64	06/01/27	$363,750
363,750	130468 – AAA Milano House Luxury Oceanfront Developer[4]	N/A	8.64	06/01/27	363,750
363,750	130469 – AAA Milano House Luxury Oceanfront Developer[4]	N/A	8.64	06/01/27	363,750
1,710,000	131434 – The OG Group[4]	N/A	8.73	04/01/27	1,710,000
761,604	132990 – D&G Luxury Management[4]	N/A	8.48	04/01/27	761,604
2,370,581	133115 – Amagansett South Holdings[4]	N/A	8.39	06/01/27	2,370,581
1,178,691	133819 – Sanctuary Parcel 1[4]	N/A	8.33	04/01/27	1,178,691
1,185,213	133822 – Sanctuary Parcel 1[4]	N/A	8.39	03/01/27	1,185,213
1,440,448	133823 – Sanctuary Parcel 1[4]	N/A	8.39	03/01/27	1,440,448
1,488,742	133824 – Sanctuary Parcel 1[4]	N/A	8.39	03/01/27	1,488,742
1,388,206	133825 – Sanctuary Parcel 1[4]	N/A	8.33	04/01/27	1,388,206
1,440,448	133826 – Sanctuary Parcel 1[4]	N/A	8.39	03/01/27	1,440,448
1,440,448	133827 – Sanctuary Parcel 1[4]	N/A	8.39	03/01/27	1,440,448
220,500	134546 – Stocks and Investments[4]	N/A	8.26	03/01/27	220,500
606,000	134743 – Crestar Homes Corp[4]	N/A	8.64	12/01/27	606,000
920,000	134771 – XGlobal3 Investments[4]	N/A	8.51	06/01/27	920,000
607,764	134772 – Seither & Associates Investment Group and Ezyres[4]	N/A	8.39	06/01/27	607,764
233,924	134960 – Sole Manage Homes[5]	N/A	8.21	01/01/27	233,924
610,052	134970 – 2421 Webber[5]	N/A	8.08	07/01/27	610,052
1,138,574	134998 – 3A BC Homes[4]	N/A	8.39	06/01/27	1,138,574
1,489,794	134999 – 3A BC Homes[4]	N/A	8.39	06/01/27	1,489,794
2,656,740	135354 – 3216 Butler Bay[5]	N/A	8.26	03/01/27	2,656,740
216,363	135442 – Treweek Construction[5]	N/A	8.14	12/01/26	216,363
485,750	135718 – MHD Real Estate[5]	N/A	8.00	12/01/26	485,750
1,081,235	135978 – JM Partnership[5]	N/A	8.58	04/01/27	1,081,235
1,443,262	136341 – 12420 Killion St.[5]	N/A	8.08	04/01/27	1,443,262
170,000	136820 – PJG Corporation[5]	N/A	8.21	02/01/27	170,000
689,024	137649 – Druther Home Investments[5]	N/A	8.08	06/01/27	689,024
59,292	137802 – Spire Builders[4]	N/A	8.27	05/01/27	59,292
211,400	138127 – Casa De Kai[5]	N/A	8.21	03/01/27	211,400
376,800	138136 – Sitton Pretty[4]	N/A	8.33	09/01/27	376,800
60,605	138920 – Malama Aina Rei[4]	N/A	8.59	04/01/27	60,605
1,060,970	138925 – Beachside Dev Holdings[5]	N/A	8.00	07/01/27	1,060,970
471,784	139043 – VP Developers[4]	N/A	7.56	03/01/28	471,784
1,038,861	139225 – 168th Project[4]	N/A	8.03	04/01/27	1,038,861
193,421	139891 – Women Build Houses Too[4]	N/A	8.27	05/01/27	193,421
49,620	139919 – Waterloo Holdings & Investment[4]	N/A	8.03	04/01/27	49,620
290,718	141083 – Instant Property Solution[5]	N/A	8.00	04/01/27	290,718
145,900	141163 – Cha Custom Trim Carpentry & Hardware[4]	N/A	8.02	08/01/27	145,900
478,252	141405 – 87th TR N1[4]	N/A	8.02	05/01/27	478,252
131,250	142071 – FMO Hardwood Flooring[4]	N/A	8.02	05/01/27	131,250

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2026 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
525,000	142590 – Pro Development[4]	N/A	8.02	05/01/27	$525,000
184,597	91574 – A5 International Properties[4]	N/A	10.31	10/01/25	184,597
184,923	91575 – A5 International Properties[4]	N/A	10.31	10/01/25	184,923
180,925	91576 – A5 International Properties[4]	N/A	10.31	10/01/25	180,925
158,583	91577 – A5 International Properties[4]	N/A	10.31	12/01/25	158,583
126,435	91578 – A5 International Properties[4]	N/A	10.31	12/01/25	126,435
39,283	94110 – A5 International Properties[4]	N/A	10.00	12/17/25	39,283
155,398	94111 – A5 International Properties[4]	N/A	10.00	01/01/26	155,398
163,164	94112 – A5 International Properties[4]	N/A	10.00	01/01/26	163,164
122,053	94113 – A5 International Properties[4]	N/A	10.00	01/01/26	122,053
33,811	94114 – A5 International Properties[4]	N/A	10.00	02/01/26	33,811
2,047,249	98104 – Desert Modern Development[5]	N/A	10.13	06/01/26	2,047,249
2,235,321	99269 – 1688 Sunset Plaza Drive Partners[4]	N/A	10.07	12/01/25	2,235,321
					201,122,495
	Townhouse — 4.4%
3,526,157	102607 – 158 & 160 Eckerson[5]	N/A	9.06	10/01/26	3,526,157
2,306,394	102608 – 158 & 160 Eckerson[5]	N/A	9.06	07/01/26	2,306,394
1,656,684	107982 – Nextgen Eaglerock 13[4]	N/A	9.00	04/01/26	1,656,684
1,684,816	107983 – Nextgen Eaglerock 13[4]	N/A	9.00	04/01/26	1,684,816
2,429,722	107986 – Nextgen Eaglerock 13[5]	N/A	9.00	04/01/26	2,429,722
2,338,845	108402 – Eagle Rock 17[5]	N/A	9.57	08/01/26	2,338,845
2,404,148	108405 – Eagle Rock 17[5]	N/A	9.57	08/01/26	2,404,148
1,321,315	108408 – Eagle Rock 17[5]	N/A	9.57	08/01/26	1,321,315
1,215,000	118588 – Carolinas Builders[4]	N/A	8.68	04/01/26	1,215,000
193,500	119487 – CAP Housing[5]	N/A	8.50	07/01/26	193,500
968,469	124779 – Bliss Fort Pierce[4]	N/A	8.96	01/01/27	968,469
					20,045,050
	Total Real Estate Mortgages (Cost $340,599,219)				340,599,219

	Real Estate Owned — 12.9%
	2 – 4 Units — 8.8%
4,741,821	104356 – RRCap-FA Shingletree[4]	N/A	N/A	N/A	4,741,821
4,734,004	104357 – RRCap-FA Shingletree[4]	N/A	N/A	N/A	4,734,004
4,741,821	104358 – RRCap-FA Shingletree[4]	N/A	N/A	N/A	4,741,821
4,197,917	104359 – RRCap-FA Shingletree[4]	N/A	N/A	N/A	4,197,917
4,570,253	104360 – RRCap-FA Shingletree[4]	N/A	N/A	N/A	4,570,253
4,741,821	104361 – RRCap-FA Shingletree[4]	N/A	N/A	N/A	4,741,821
3,825,580	104362 – RRCap-FA Shingletree[4]	N/A	N/A	N/A	3,825,580
4,369,483	104363 – RRCap-FA Shingletree[4]	N/A	N/A	N/A	4,369,483
4,369,483	104364 – RRCap-FA Shingletree[4]	N/A	N/A	N/A	4,369,483
					40,292,183
	Multifamily — 2.1%
6,700,000	123392 – 429 13th St. NE4	N/A	N/A	N/A	6,700,000
1,437,192	98769 – 1292 Beauregard[4]	N/A	N/A	N/A	1,437,192
1,400,383	98771 – 1292 Beauregard[4]	N/A	N/A	N/A	1,400,383
					9,537,575

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Schedule of Investments (Continued) June 30, 2026 (Unaudited)
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Single Family — 2.0%
1,855,750	118708 – O. Rhyan Capital Management4	N/A	N/A	N/A	$1,855,750
2,997,718	97931 – 2316 PCDEV4	N/A	N/A	N/A	2,997,718
4,514,831	98258 – 1740 PCDEV4	N/A	N/A	N/A	4,514,831
					9,368,299
	TOTAL REAL ESTATE OWNED (Cost $59,198,057)				59,198,057

	Total Commercial Real Estate (Cost $630,579,599)				630,579,599

Shares
	Short-Term Investments — 4.6%
	Money Market Funds — 4.6%
21,011,039	Fidelity US Government Fund, 3.48%[6]				$21,011,039
	Total Short-Term Investments (Cost $21,011,039)				21,011,039

	Total Investments — 142.2% (Cost $651,590,638)				651,590,638
	Liabilities In Excess Of Other Assets — (42.2)%				(193,277,569)
	Total Net Assets — 100.0%				$458,313,069

LP — Limited Partnership

US — United States

1        All Commercial Real Estate investments are restricted securities. The total value of these securities is $630,579,599, which represents 137.6% of total net assets of the Fund.

2       All Commercial Real Estate investments are Level 3 securities fair valued using significant unobservable inputs.

3       Floating rate security.

4       These investments have been pledged as collateral according to a master repurchase facility.

5       These investments have been pledged as collateral according to a collateralized loan obligation.

6       Represents the 7-day effective yield as of June 30, 2026.

*       The Fund’s investments are primarily first-lien, but certain investments may be subordinate in right of payment (including second-lien or mezzanine positions), which may affect recoveries.

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Consolidated Summary of Investments June 30, 2026 (Unaudited)
Security Type	Percent of Total Net Assets
Commercial Real Estate
Participation Notes	50.4%
Real Estate Mortgages	74.3%
Real Estate Owned	12.9%
Total Commercial Real Estate	137.6%
Short-term Investments	4.6%
Total Investments	142.2%
Other assets in excess of liabilities	-42.2%
Net Assets	100.0%
Property Type	Percent of Total Net Assets
Participation Notes
Condominium Development	7.0%
Hospitality	5.2%
Industrial	4.7%
Mixed Use Development	16.9%
Multifamily	7.8%
Office	0.9%
Predevelopment	4.8%
Single Family	2.9%
Single Family/Multifamily	0.2%
Total Participation Notes	50.4%

Real Estate Mortgages
2-4 Units	5.7%
Condominium Development	12.6%
Multifamily	7.7%
Single Family	43.9%
Townhouse	4.4%
Total Real Estate Mortgages	74.3%

Real Estate Owned
2-4 Units	8.8%
Multifamily	2.1%
Single Family	2.0%
Total Real Estate Owned	12.9%
Total Short-term Investments	4.6%
Total Investments	142.2%
Other assets in excess of liabilities	-42.2%
Net Assets	100.0%

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Statement of Assets and Liabilities As of June 30, 2026 (Unaudited)
Assets:
Unaffiliated investments, at fair value (cost $630,579,599)	$630,579,599
Short-term investments, at fair value (cost $21,011,039)	21,011,039
Cash	7,906,930
Restricted cash held for CLO note	33,709,100
Receivables:
Investment securities sold	25,142,710
Fund shares sold	1,489,111
Interest	19,790,513
Prepaid expenses	204,450
Total assets	739,833,452

Liabilities:
Master repurchase agreement (Note 11)	152,291,988
Payable for CLO note (Note 12)	125,000,000
Distributions to shareholders	1,411,448
Payable for investment management fees	1,120,488
Payable for interest expense on master repurchase agreement	719,092
Payable for interest expense on CLO note	716,269
Payable for audit and tax fees	98,609
Payable for fund accounting and administration fees	54,002
Payable for legal fees	46,796
Payable for other accrued expenses	22,165
Payable for transfer agent fees	18,904
Payable for custody fees	10,587
Payable for investment securities purchased	10,035
Total liabilities	281,520,383
Commitments and contingencies (Note 9)

Net Assets	$458,313,069

Components of Net Assets:
Paid-in capital (unlimited shares authorized, no par value)	$458,553,970
Total distributable earnings	(240,901)
Net Assets	$458,313,069

Shares of beneficial interest issued and outstanding	18,273,432
Net asset value per share	$25.08

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Statement of Operations For the Six Months Ended June 30, 2026 (Unaudited)
Investment income:
Interest	$32,277,039
Total investment income	32,277,039

Expenses:
Advisory fees (Note 4)	6,302,897
Interest expense on master repurchase agreement (Note 11)	5,505,062
Interest expense on CLO note (Note 12)	4,360,626
Brokerage fees	321,574
Fund accounting and administration fees	165,994
Loan origination fees	155,080
Legal fees	141,290
Audit and tax fees	119,586
Transfer agent fees	87,478
Miscellaneous fees	67,780
Shareholder reporting fees	40,662
Custody fees (Note 5)	36,682
Registration fees	33,943
SPV costs	32,703
Chief Compliance & Financial Officer fees	24,795
Trustees’ fees	24,386
Insurance fees	9,917
Fund accounting fees	3,618
Total expenses	17,434,073
Expense reductions (Note 5)	(6,695)
Net expenses	17,427,378
Net investment income	14,849,661
Net increase in net assets from operations	$14,849,661

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Statements of Changes in Net Assets
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (decrease) in net assets from:
Operations:
Net investment income	$14,849,661	$28,045,905
Net realized gain on investments	—	28,006
Net increase in net assets resulting from operations	14,849,661	28,073,911

Distributions to shareholders:
From net investment income	(15,206,745)	(27,932,736)
Total distributions to shareholders	(15,206,745)	(27,932,736)

Capital transactions:
Net proceeds from shares sold	79,383,678	159,648,473
Reinvestment of distributions	6,164,530	10,310,843
Cost of shares redeemed	(44,201,322)	(76,964,021)
Net increase in net assets from capital transactions	41,346,886	92,995,295

Total increase in net assets	40,989,802	93,136,470

Net assets:
Beginning of period	417,323,267	324,186,797
End of period	$458,313,069	$417,323,267

Capital share transactions:
Shares sold	3,154,056	6,351,485
Shares reinvested	245,595	411,373
Shares redeemed	(1,756,808)	(3,063,054)
Net increase in capital share transactions	1,642,843	3,699,804

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Statement of Cash Flows For the Six Months Ended June 30, 2026 (Unaudited)
Cash flows from operating activities:
Net increase in net assets from operations	$14,849,661

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(125,639,860)
Sales of investments	212,281,829
Change in short-term investments, net	(16,854,362)

Change in assets and liabilities:
(Increase)/Decrease in assets:
Investment securities sold	(25,142,710)
Interest	(5,476,772)
Prepaid expenses	147,533
Prepaid expenses master repurchase agreement	15,594

Increase/(Decrease) in liabilities:
Investment securities purchased	10,035
Investment management fees	14,894
Audit and tax fees	(82,641)
Custody fees	(663)
Transfer agent fees	(9,596)
Fund accounting and administration fees	(748)
Trustees’ fees	(12,000)
Other accrued expenses	(15,950)
Legal Fees	15,668
Interest CLO note	(25,435)
Interest master repurchase agreement	(568,834)
Net cash provided by operating activities	53,505,643

Cash flows used in financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	78,838,782
Cost of shares repurchased, net of redemption fees	(44,201,322)
Distributions paid to shareholders, net of reinvestments	(7,630,767)
Proceeds due to master repurchase agreement	(71,711,375)
Net cash used in financing activities:	(44,704,682)

Net increase in cash	8,800,961

Cash and restricted cash, beginning of period	32,815,069
Cash and restricted cash, end of period	$41,616,030

Supplemental disclosure of non-cash financing activity:
Reinvestment of distributions	$6,164,530

Supplemental disclosure of cash activity:
Interest paid on borrowings	$10,459,957

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD Private Real Estate Debt Fund Consolidated Financial Highlights

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023(1)
Net asset value, beginning of period	$25.09		$25.07	$25.03	$25.00	(2)

Income from Investment Operations:
Net investment income(3)	0.86		1.87	1.95	0.73
Net realized and unrealized gain	—		—	0.01	(0.09)
Total from investment operations	0.86		1.87	1.96	0.64

Less Distributions:
From net investment income	(0.87)		(1.85)	(1.92)	(0.61)
Total distributions	(0.87)		(1.85)	(1.92)	(0.61)
Net asset value, end of period	$25.08		$25.09	$25.07	$25.03

Total return(4)	3.47	%(5)	7.72%	8.09%	2.60	%(5)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$458,313		$417,323	$324,187	$197,954

Ratio of expenses to average net assets before expense reductions	8.04	%(6)	9.67%	5.14%	2.43	%(6)
Ratio of expenses to average net assets after expense reductions	8.03	%(6)	9.67%	5.14%	2.42	%(6)
Ratio of net investment income to average net assets before expense reductions	6.84	%(6)	7.43%	7.76%	5.64	%(6)
Ratio of net investment income to average net assets after expense reductions	6.85	%(6)	7.44%	7.76%	5.64	%(6)

Portfolio turnover rate	19	%(5)	38%	50%	18	%(5)

Senior Securities:
Total Borrowings (000s)	$125,000		$125,000	$125,000	$—
Asset coverage per $1,000 unit of senior indebtedness(7)	4,667		4,339	3,593	—
Asset ratio coverage of senior securities	467%		434%	359%	0%

____________

(1)    Reflects operations for the period from June 26, 2023 (commencement of operations) to December 31, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation, and planned registration.

(2)    Redwood Investment Management, LLC (the “Investment Manager”) made the initial share purchase of $100,000 on April 21, 2023. The total initial share purchase of $100,000 included 4,000 shares which were purchased at $25.00 per share.

(3)    Based on average shares outstanding for the period.

(4)    Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period, if any.

(5)    Not annualized.

(6)    Annualized.

(7)    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements June 30, 2026 (Unaudited)

1. Organization

Redwood Private Real Estate Debt Fund (the “Fund”) was established as a Delaware statutory trust (the “Trust”) on December 19, 2022. The Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as an interval fund pursuant to Rule 23c-3 of the 1940 Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). The Fund currently offers one share class, Class I Shares, and is authorized to offer an unlimited number of shares. On April 21, 2023, Redwood Investment Management, LLC (the “Investment Manager”) made an initial purchase of 4,000 Shares for $100,000 at a $25.00 net asset value per Share. The Fund commenced investment operations on June 26, 2023.

The Fund’s investment objective is to provide current income and preserve shareholders’ capital. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in private U.S. commercial real estate-related debt investments. For this purpose, commercial real estate-related debt investments include U.S.-based (i.e., backed by real estate based in one of the fifty U.S. states): (i) real estate mortgages, (ii) participation notes of real estate mortgages, (iii) mezzanine debt, and (iv) lines of credit for commercial real estate-related investments and real estate-related investment entities, such as REITs. These investments may include but are not limited to senior mortgage loans, second lien mortgages, also known as junior or sub-ordinated debt, mezzanine loans, and participation interests in such mortgages or debt.

The Investment Manager serves as the Fund’s investment adviser and is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s Board of Trustees (the “Board” or “Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

2. Significant accounting policies

Basis of presentation

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statement. The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Consolidation of Subsidiaries

On November 17, 2025, Shunen, LLC (“Shunen”) was formed as a Delaware limited liability company and is a wholly-owned subsidiary of the Fund. On January 5, 2026, Shunen acquired title to two real properties located in California through foreclosure sales conducted by auction related to certain loan investments. On April 6, 2026, Shunen 2, LLC (“Shunen 2”) was formed as a Delaware limited liability company and is a wholly-owned subsidiary of the Fund. On April 17, 2026, Shunen 2 acquired title to one real property located in Washington, DC through foreclosure sales conducted by auction related to certain loan investments. On April 3, 2026, Shunen 3, LLC (“Shunen 3”) was formed as a Tennessee limited liability company and is a wholly-owned subsidiary of the Fund. On May 29, 2026, Shunen acquired title to two real properties located in Tennessee through foreclosure sales conducted by auction related to certain loan investments. On April 2, 2026, Shunen 4, LLC (“Shunen 4”) was formed as a California limited liability company and is a wholly-owned subsidiary of the Fund. On April 10, 2026, Shunen 4 acquired title to one real property located in California through a foreclosure sale

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
2. Significant accounting policies – (Continued)

conducted by auction related to certain loan investments. The Fund expects to classify these properties as real estate owned (“REO”) and to record them in accordance with the Fund’s valuation procedures. As of June 30, 2026, total assets of Shunen, Shunen 2, Shunen 3, and Shunen 4 were $7,512,549, $6,700,000, $2,837,575, and $1,855,750 or approximately 1.6%, 1.5%, 0.6%, and 0.4% of the Fund’s total net assets, respectively.

On February 8, 2024, Naikan I SPV, LLC (“SPV 1”) was formed as a limited liability company, and is a wholly-owned subsidiary of the Fund. SPV 1 has entered into a Master Repurchase Agreement with Churchill MRA Funding I LLC (see Note 11) and the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of SPV 1. On March 30, 2026, Naikan acquired title to nine real properties located in North Carolina through foreclosure sales conducted by auction related to certain loan investments. The Fund expects to classify these properties as real estate owned (“REO”) and to record them in accordance with the Fund’s valuation procedures. As of June 30, 2026, these nine property assets were $40,292,183 or approximately 8.8% of the Fund’s total net assets. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of June 30, 2026, total assets of SPV 1 were $268,892,201, or approximately 58.7% of the Fund’s total net assets.

On November 4, 2024, CFIN 2024-1 Depositor LLC (“SPV 2 Depositor”) and CFIN 2024-1 Issuer LLC (“SPV 2 Issuer”) were formed as Delaware limited liability companies and are wholly-owned subsidiaries of the Fund. These special-purpose vehicles (“SPVs”) were established to facilitate a securitization transaction in connection with the Fund’s mortgage-backed investments.

SPV 2 Depositor serves as the transferor of assets into the securitization structure, acquiring mortgage-related assets and subsequently transferring them to SPV 2 Issuer. SPV 2 Issuer, in turn, issues structured debt securities under an Indenture dated November 27, 2024 (the “Indenture”), between SPV 2 Issuer and UMB Bank, National Association, as indenture trustee. The issuance of these collateralized loan obligations (“CLOs”) is designed to provide financing for the Fund’s portfolio while optimizing borrowing costs. SPV 2 Issuer is structured as a bankruptcy-remote entity and operates in accordance with its governing transaction documents.

The Fund’s Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and Consolidated Financial Highlights include the accounts of both SPV 2 Depositor and SPV 2 Issuer. All inter-company accounts and transactions between the Fund and these subsidiaries have been eliminated in the consolidation.

As of June 30, 2026, total assets of SPV 2 Depositor and SPV 2 Issuer were $111,999,201, representing approximately 24.4% of the Fund’s total net assets.

Use of estimates

The preparation of the financial statement in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
2. Significant accounting policies – (Continued)

Income recognition and expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board.

Investment transactions

Investment transactions are accounted for on a trade date basis. Cost of securities sold, and the related realized gains and losses are determined based on the specific identification method, generally using the highest cost basis, for financial reporting.

Federal income taxes

The Fund has elected to be taxed as a real estate investment trust (“REIT”). The Fund’s qualification and taxation as a REIT depend upon the Fund’s ability to meet on a continuing basis, through actual operating results, certain qualification tests set forth in the U.S. federal tax laws. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage of the Fund’s assets that falls within specified categories, the diversity of the ownership of the Fund’s Shares, and the percentage of the Fund’s taxable income that the Fund distributes. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. Provided that the Fund qualifies as a REIT, generally the Fund will be entitled to a deduction for dividends that the Fund pays and therefore will not be subject to U.S. federal corporate income tax on the Fund’s net taxable income that is currently distributed to the Fund’s shareholders. In general, the income that the Fund generates, to the extent declared as a dividend and subsequently paid to its shareholders, is taxed only at the shareholder level.

Distribution to shareholders

Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2026 fiscal year.

Investment valuation

The Fund’s net asset value (“NAV”) is calculated following the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading, which does not include weekends and customary holidays, and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board. NAV per Share is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), and the aggregate liquidation value of any outstanding preferred stock, by the total number of common Shares outstanding.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
2. Significant accounting policies – (Continued)

The Fund’s Board oversees the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and designated the Fund’s Investment Manager as its valuation designee (“Valuation Designee”).

The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Investment Manager. The Investment Manager’s Valuation Committee (the “Valuation Committee”) will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics or (b) by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Valuation Designee not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Valuation Designee determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Committee of any information or factors deemed appropriate. The Valuation Committee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Non-material information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
2. Significant accounting policies – (Continued)

Borrowing, Use of Leverage

The Fund currently utilizes leverage principally through reverse repurchase agreements and the issuance of mortgage-backed notes by its wholly-owned subsidiaries, as described in Note 11, Master Repurchase Agreement, and Note 12, Collateralized Loan Obligation Financing. The use of leverage can enhance return potential but also increases risks.

The Fund utilizes reverse repurchase agreements and similar financing transactions, which it elects to treat as derivatives transactions under Rule 18f-4 of the 1940 Act, as permitted. Specifically, the Fund has adopted a derivatives risk management program to oversee and mitigate risks associated with these transactions. For regulatory purposes, the Fund treats reverse repurchase agreements under the Master Repurchase Agreement as derivatives transactions under Rule 18f-4 rather than borrowings or senior securities, as reflected in the Financial Highlights.

Separately, the Fund has issued collateralized loan obligations (“CLOs”) through a structured financing vehicle, which are classified as indebtedness for financial reporting and regulatory purposes. Unlike derivatives-based financing, the CLO structure represents a direct form of leverage, with obligations secured by mortgage-related assets and subject to the terms of the Indenture.

While leverage can enhance returns, it also amplifies risks, including credit risk, market volatility, and increased expenses. A decline in the value of leveraged assets may result in disproportionate losses to the Fund’s portfolio. Additionally, access to financing could be disrupted by market conditions, regulatory changes, or counterparty constraints, which may affect the Fund’s ability to maintain optimal leverage levels. The Fund is further exposed to counterparty risk, as transactions involve agreements with third parties whose financial stability and creditworthiness may not be independently assessed in a regulated market.

Restricted cash

The Fund holds restricted cash as part of the Indenture for the CLO note. Restricted cash held is used as liquidity reserves to support interest and principal payments to noteholders (Note 12).

Segment Reporting

An operating segment is defined, in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280 — Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s Consolidated Financial Statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)

3. Fair value disclosures

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund is able to access.

•        Level 2 — Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

•        Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s assets and liabilities as of June 30, 2026:

	Fair Value Measurements at the End of the Reporting Period Using
Assets	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Participation Notes	$—	$—	$230,782,323	$230,782,323
Real Estate Mortgages	—	—	340,599,219	340,599,219
Real Estate Owned	—	—	59,198,057	59,198,057
Short-Term Investments	21,011,039	—	—	21,011,039
Total	$21,011,039	$—	$630,579,599	$651,590,638

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
3. Fair value disclosures – (Continued)
Liabilities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
CLO Note	$—	$—	$125,000,000	$125,000,000
Master Repurchase Agreement	—	—	152,291,988	152,291,988
Total	$—	$—	$277,291,988	$277,291,988

The following table presents the changes in assets and liabilities and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended June 30, 2026:

Assets	Beginning Balance as of December 31, 2025	Transfers into Level 3 during the year	Transfers out of Level 3 during the year	Purchases or Conversions	Sales or Distributions	Net Realized Gain (Loss)	Return of Capital	Distributions	Change in net unrealized appreciation (depreciation)	Ending Balance as of June 30, 2026
Participation Notes	$229,295,584	$—	$—	$31,716,290	$(30,229,551)	$—	$—	$—	$—	$230,782,323
Real Estate Mortgages	487,925,984	—	—	93,923,570	(241,250,335)	—	—	—	—	340,599,219
Real Estate Owned	—	—	—	59,198,057	—	—	—	—	—	59,198,057
	$717,221,568	$—	$—	$184,837,917	$(271,479,886)	$—	$—	$—	$—	$630,579,599

Liabilities	Beginning Balance as of December 31, 2025	Transfers into Level 3 during the year	Transfers out of Level 3 during the year	Purchases or Conversions	Sales or Distributions	Net Realized Gain (Loss)	Return of Capital	Distributions	Change in net unrealized appreciation (depreciation)	Ending Balance as of June 30, 2026
CLO Note	$125,000,000	$—	$—	$—	$—	$—	$—	$—	$—	$125,000,000
Master Repurchase Agreement	224,003,363	—	—	—	(71,711,375)	—	—	—	—	$152,291,988
	$349,003,363	$—	$—	$—	$(71,711,375)	$—	$—	$—	$—	$277,291,988

During the six months ended June 30, 2026, changes in net unrealized appreciation (depreciation) and realized gains or (losses) included in the Consolidated Statement of Operations attributable to Level 3 investments were $0 and $0, respectively.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s assets and liabilities that are categorized in Level 3 of the fair value hierarchy as of June 30, 2026.

Type of Level 3 Asset*	Fair Value as of June 30, 2026	Valuation Technique**	Unobservable Inputs	Range of Inputs/ (weighted average)	Impact to Valuation from an Increase in Input
Participation Notes	$230,782,323	Market Comparable	Price (% of Par)	99.75% – 100.00%	Increase
Real Estate Mortgages	340,599,219	Market Comparable	Price (% of Par)	99.63% – 100.00%	Increase
Real Estate Owned	59,198,057	Market Comparable	Price	N/A	Increase
Total Level 3 Assets	$571,381,542

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
3. Fair value disclosures – (Continued)
Type of Level 3 Liability	Fair Value as of June 30, 2026	Valuation Technique**	Unobservable Inputs	Range of Inputs/ (weighted average)	Impact to Valuation from an Increase in Input
CLO Note	$125,000,000	Market Comparable	Price (% of Par)	100.00%	Increase
Master Repurchase Agreement	152,291,988	Market Comparable	Price (% of Par)	100.00%	Increase
Total Level 3 Liabilities	$277,291,988

____________

*       Refer to the Consolidated Schedule of Investment for industry classifications of individual securities.

**      The Fund values certain Level 3 investments and liabilities using a market approach that considers available pricing indications for comparable instruments. Fair value is expressed as a price (% of par/face amount) applied to the related UPB or principal amount.

Financial instruments disclosed but not carried at fair value

The carrying values of the master repurchase agreement (Note 11) and the payable for CLO notes (Note 12) generally approximate their respective fair values due to their short-term nature and variable interest rates. The fair value of the master repurchase agreement and CLO note would be categorized as Level 3 under the ASC 820-10 hierarchy.

The carrying value of other financial assets and liabilities approximates their fair value based on the short term nature of these items.

4. Management and other agreements

The Fund has entered into an investment management agreement with the Investment Manager (the “Management Agreement”), pursuant to which the Investment Manager provides advisory and other services to the Fund. For its provision of advisory services to the Fund, the Fund pays the Investment Manager an investment management fee at an annual rate of 1.75% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund, including leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). For the six months ended June 30, 2026, fees in the amount of $6,302,897 were incurred pursuant to the terms of the Management Agreement.

Certain officers and Trustees of the Trust are also officers of the Investment Manager.

PINE Advisors LLC provides Chief Compliance Officer (“CCO”) services to the Fund. PINE Distributors LLC serves as the Fund’s distributor (also known as the principal underwriter) (prior to April 1, 2026 Distribution Services, LLC served as the Fund’s distributor); UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator.

5. Custody credits

Under an agreement with the Fund’s custodian bank, $6,695 of custodian fees were paid by credits for cash balances during the six months ended June 30, 2026. Without the offset arrangement, the Fund would have paid custody fees in cash and earned interest income on those cash balances.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)

6. Capital share transactions

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of shares (“Shares”). The minimum initial investment in Class I Shares by any investor is $1,000. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares.

Class I Shares are not subject to a sales charge. Shares will generally be offered for purchase on each business day at NAV per Share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the 1940 Act, on a quarterly basis, the Fund will offer shareholders the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all Shares outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than 100 Shares and who tender all of their Shares, before prorating other amounts tendered.

During the six months ended June 30, 2026, the Fund had the following repurchase offers:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Pricing Date	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
January 5, 2026	February 9, 2026	February 9, 2026	5.0%	5.7%	990,396
April 7, 2026	May 12, 2026	May 12, 2026	5.0%	4.2%	766,414

7. Investment transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended June 30, 2026 were $125,639,860 and $212,281,829, respectively.

8. Restricted securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with Valuation Procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
8. Restricted securities – (Continued)

Additional information on each restricted security held by the Fund on June 30, 2026 is as follows:

Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
3303 – 150 Lefferts	July 28, 2023	3,476,495	$3,476,495	$3,476,495	0.8%
3314 – VM Equities	July 28, 2023	884,520	884,520	884,520	0.2%
3326 – Elgny	October 6, 2023	230,769	230,769	230,769	0.1%
3333 – McRopp New York Royal44	November 17, 2023	12,500,000	12,500,000	12,500,000	2.7%
3335 – Cromwell Inwood	November 27, 2023	1,300,000	1,300,000	1,300,000	0.3%
3340 – San Antonio Palo Alto	December 15, 2023	3,200,000	3,200,000	3,200,000	0.7%
3341 – Ferncroft	December 19, 2023	4,000,000	4,000,000	4,000,000	0.9%
3344 – 1600 North 11	February 27, 2024	12,400,000	12,400,000	12,400,000	2.7%
3349 – Hillcrest Cedar Property Owner	January 5, 2024	6,590,000	6,590,000	6,590,000	1.4%
3356 – GK West 47th	March 7, 2024	6,000,000	6,000,000	6,000,000	1.3%
3358-01 – 123 Speer Owner	May 22, 2025	3,975,697	3,975,697	3,975,697	0.9%
3359-01 – Nalskihouse MT	September 30, 2025	4,849,455	4,849,455	4,849,455	1.1%
3368-04 – Carlisle New York Apartments	December 11, 2025	55,831,731	55,831,731	55,831,731	12.2%
3371-01 – Greyhawk SSOF Ruckus Lender	May 10, 2024	11,500,000	11,500,000	11,500,000	2.5%
3372 – 3151 NF Owner	June 5, 2024	2,500,000	2,500,000	2,500,000	0.6%
3391 – ZDJ W 37	September 4, 2024	16,818,533	16,818,533	16,818,533	3.7%
3394 – Sunnyvale Park Place	September 17, 2024	6,000,000	6,000,000	6,000,000	1.3%
3398 – 305 Briny	September 27, 2024	348,477	348,477	348,477	0.1%
3399 – BH3 Malibu	October 31, 2024	5,554,036	5,554,036	5,554,036	1.2%
3403 – Rosslyn Senior Participation	December 11, 2024	3,986,864	3,986,864	3,986,864	0.9%
3413 – MTP – Paseo Phase III Land	March 24, 2025	4,631,540	4,631,540	4,631,540	1.0%
3422 – Wynwood	March 24, 2025	6,388,832	6,388,832	6,388,832	1.4%
3424 – Colony 29 Palm Springs	April 4, 2025	3,000,000	3,000,000	3,000,000	0.7%
3454 – 2nd & Steele	August 15, 2025	8,687,916	8,687,916	8,687,916	1.9%
3455J – 140 Hayground Cove Road Partners	August 12, 2025	3,492,397	3,492,397	3,492,397	0.8%
3455S – 140 Hayground Cove Senior Partners	August 12, 2025	2,494,569	2,494,569	2,494,569	0.5%
3461 – Skyline Apartments	September 5, 2025	3,500,000	3,500,000	3,500,000	0.8%
3467 – 908 Gainesville Property Investors	October 16, 2025	1,500,000	1,500,000	1,500,000	0.3%
3474 – 3532 CPB	October 27, 2025	2,184,872	2,184,872	2,184,872	0.5%
3479 – Fisher Land	November 25, 2025	1,364,349	1,364,349	1,364,349	0.3%
3483 – Aventura Harbor Property	December 16, 2025	1,000,000	1,000,000	1,000,000	0.2%
3487 – 54 W 22nd	January 9, 2026	614,530	614,530	614,530	0.1%
3499 – Meta 1870	March 12, 2026	1,418,635	1,418,635	1,418,635	0.3%
3504 – ST Sky	March 27, 2026	500,000	500,000	500,000	0.1%
3507 – WP FL Wilton Manors Owner	April 7, 2026	500,000	500,000	500,000	0.1%
3520 – 6693 Windsor	June 17, 2026	545,455	545,455	545,455	0.1%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
3521 – 22 East 10th Street BH	June 10, 2026	892,857	$892,857	$892,857	0.2%
3523 – GME Alliance	June 11, 2026	1,000,000	1,000,000	1,000,000	0.2%
3524 – KP Miami Owner	June 23, 2026	5,500,000	5,500,000	5,500,000	1.2%
83824 – 2511 NW 25 Ave.	May 16, 2024	1,693,682	1,693,682	1,693,682	0.4%
91574 – A5 International Properties	May 9, 2024	184,597	184,597	184,597	0.0%
91575 – A5 International Properties	May 9, 2024	184,923	184,923	184,923	0.0%
91576 – A5 International Properties	May 9, 2024	180,925	180,925	180,925	0.0%
91577 – A5 International Properties	May 9, 2024	158,583	158,583	158,583	0.0%
91578 – A5 International Properties	May 9, 2024	126,435	126,435	126,435	0.0%
94110 – A5 International Properties	May 9, 2024	39,283	39,283	39,283	0.0%
94111 – A5 International Properties	May 9, 2024	155,398	155,398	155,398	0.0%
94112 – A5 International Properties	May 9, 2024	163,164	163,164	163,164	0.0%
94113 – A5 International Properties	May 9, 2024	122,053	122,053	122,053	0.0%
94114 – A5 International Properties	May 9, 2024	33,811	33,811	33,811	0.0%
96483 – Affordable Housing Group LTD	June 3, 2024	2,766,191	2,766,191	2,766,191	0.6%
97931 – 2316 PCDEV	June 21, 2024	2,997,718	2,997,718	2,997,718	0.7%
98104 – Desert Modern Development	June 3, 2024	2,047,249	2,047,249	2,047,249	0.5%
98258 – 1740 PCDEV	June 3, 2024	4,514,831	4,514,831	4,514,831	1.0%
98767 – 426 E. 17th St.	April 23, 2024	1,665,039	1,665,039	1,665,039	0.4%
98769 – 1292 Beauregard	June 10, 2024	1,437,192	1,437,192	1,437,192	0.3%
98771 – 1292 Beauregard	June 3, 2024	1,400,383	1,400,383	1,400,383	0.3%
98803 – Moon Equities	April 23, 2024	3,161,623	3,161,623	3,161,623	0.7%
99269 – 1688 Sunset Plaza Drive Partners	June 3, 2024	2,235,321	2,235,321	2,235,321	0.5%
100356 – NRM Group	June 3, 2024	560,540	560,540	560,540	0.1%
100357 – NRM Group	June 3, 2024	1,678,625	1,678,625	1,678,625	0.4%
100359 – NRM Group	June 3, 2024	1,448,816	1,448,816	1,448,816	0.3%
100597 – 2303 Delancey	June 3, 2024	3,465,000	3,465,000	3,465,000	0.8%
100937 – indiePlanet Global Series 4	August 2, 2024	595,000	595,000	595,000	0.1%
101221 – USA Luxury Developer II	June 21, 2024	2,973,209	2,973,209	2,973,209	0.6%
101296 – 5700 Clemson	June 21, 2024	4,698,133	4,698,133	4,698,133	1.0%
102044 – Lian 166 Washington	October 7, 2024	936,085	936,085	936,085	0.2%
102094 – Danva Prosper Fontanarosa Homes	June 10, 2024	1,812,552	1,812,552	1,812,552	0.4%
102095 – Danva Prosper Fontanarosa Homes	June 10, 2024	1,797,032	1,797,032	1,797,032	0.4%
102097 – Danva Prosper Fontanarosa Homes	June 10, 2024	1,812,840	1,812,840	1,812,840	0.4%
102111 – Westlake Mountainview	June 10, 2024	3,048,193	3,048,193	3,048,193	0.6%
102607 – 158 & 160 Eckerson	October 7, 2024	3,526,157	3,526,157	3,526,157	0.7%
102608 – 158 & 160 Eckerson	October 7, 2024	2,306,394	2,306,394	2,306,394	0.5%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
102696 – 4798 NE 2nd Ave.	August 2, 2024	250,000	$250,000	$250,000	0.1%
102697 – 4798 NE 2nd Ave.	June 10, 2024	250,000	250,000	250,000	0.1%
102698 – 4798 NE 2nd Ave.	June 10, 2024	250,000	250,000	250,000	0.1%
103771 – Rhino Homes	July 23, 2024	1,707,223	1,707,223	1,707,223	0.4%
103772 – Rhino Homes	July 23, 2024	1,791,357	1,791,357	1,791,357	0.4%
103980 – KPI Equity Holdings I	August 2, 2024	495,498	495,498	495,498	0.1%
104356 – RRCap – FA Shingletree	July 5, 2024	4,741,821	4,741,821	4,741,821	0.9%
104357 – RRCap – FA Shingletree	July 5, 2024	4,734,004	4,734,004	4,734,004	0.9%
104358 – RRCap – FA Shingletree	July 5, 2024	4,741,821	4,741,821	4,741,821	0.9%
104359 – RRCap – FA Shingletree	July 5, 2024	4,197,917	4,197,917	4,197,917	0.9%
104360 – RRCap – FA Shingletree	July 5, 2024	4,570,253	4,570,253	4,570,253	1.0%
104361 – RRCap – FA Shingletree	July 5, 2024	4,741,821	4,741,821	4,741,821	1.0%
104362 – RRCap – FA Shingletree	July 5, 2024	3,825,580	3,825,580	3,825,580	0.7%
104363 – RRCap – FA Shingletree	July 5, 2024	4,369,483	4,369,483	4,369,483	0.9%
104364 – RRCap – FA Shingletree	July 5, 2024	4,369,483	4,369,483	4,369,483	0.9%
104480 – Elmer Avenue	July 23, 2024	3,000,000	3,000,000	3,000,000	0.6%
104677 – Daest	July 23, 2024	285,000	285,000	285,000	0.1%
105003 – 43 Westwood	August 30, 2024	1,259,913	1,259,913	1,259,913	0.3%
105004 – 43 Westwood	August 30, 2024	1,615,571	1,615,571	1,615,571	0.4%
105005 – 43 Westwood	August 30, 2024	1,505,497	1,505,497	1,505,497	0.3%
105006 – 43 Westwood	August 30, 2024	1,499,603	1,499,603	1,499,603	0.3%
105261 – SeaScape Homes	October 7, 2024	2,524,628	2,524,628	2,524,628	0.6%
105366 – Rhino Homes	July 23, 2024	1,235,000	1,235,000	1,235,000	0.3%
105880 – B Cove Investments	September 12, 2024	2,100,000	2,100,000	2,100,000	0.5%
106533 – Eagle OZB I	September 12, 2024	780,000	780,000	780,000	0.2%
106536 – Eagle OZB I	September 12, 2024	780,000	780,000	780,000	0.2%
106538 – Eagle OZB I	September 12, 2024	780,000	780,000	780,000	0.2%
106767 – Torre Projects	August 2, 2024	286,148	286,148	286,148	0.1%
107094 – Grande Vita Homes	December 11, 2024	919,875	919,875	919,875	0.2%
107180 – 902 8th St	August 30, 2024	358,000	358,000	358,000	0.1%
107836 – Mahi Mahi 935	August 30, 2024	1,399,000	1,399,000	1,399,000	0.3%
107982 – Nextgen Eaglerock 13	October 7, 2024	1,656,684	1,656,684	1,656,684	0.4%
107983 – Nextgen Eaglerock 13	October 7, 2024	1,684,816	1,684,816	1,684,816	0.4%
107986 – Nextgen Eaglerock 13	October 7, 2024	2,429,722	2,429,722	2,429,722	0.5%
107997 – Mercado Rodriguez	September 12, 2024	102,850	102,850	102,850	0.0%
108167 – Lime Builders	October 7, 2024	2,087,458	2,087,458	2,087,458	0.5%
108203 – Kirkland 7	January 24, 2025	1,385,000	1,385,000	1,385,000	0.3%
108402 – Eagle Rock 17	November 5, 2024	2,338,845	2,338,845	2,338,845	0.5%
108405 – Eagle Rock 17	November 5, 2024	2,404,148	2,404,148	2,404,148	0.5%
108408 – Eagle Rock 17	November 5, 2024	1,321,315	1,321,315	1,321,315	0.3%
108872 – Addison Hesby	December 11, 2024	2,593,750	2,593,750	2,593,750	0.6%
109339 – Scott Springs Assets	November 5, 2024	413,496	413,496	413,496	0.1%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
109399 – 1515 Blake	November 5, 2024	1,664,980	$1,664,980	$1,664,980	0.4%
109448 – Kent 9	February 27, 2025	566,000	566,000	566,000	0.1%
109450 – Kent 9	February 27, 2025	566,000	566,000	566,000	0.1%
109696 – Loma Alta 10	December 11, 2024	478,148	478,148	478,148	0.1%
109697 – Loma Alta 10	December 11, 2024	478,148	478,148	478,148	0.1%
109703 – Loma Alta 10	December 11, 2024	478,148	478,148	478,148	0.1%
109704 – Loma Alta 10	December 11, 2024	478,148	478,148	478,148	0.1%
110003 – 791 Crandon Holding 707	October 7, 2024	3,000,000	3,000,000	3,000,000	0.7%
110342 – Bravo Builders Enterprises	January 24, 2025	2,675,698	2,675,698	2,675,698	0.6%
110465 – TJR Development Inc.	December 11, 2024	1,618,281	1,618,281	1,618,281	0.4%
110815 – DaVinci Development	December 11, 2024	1,456,742	1,456,742	1,456,742	0.3%
110820 – JT Real Estate Capital Group	January 10, 2025	2,000,000	2,000,000	2,000,000	0.4%
111076 – Twenty	November 5, 2024	1,940,335	1,940,335	1,940,335	0.4%
111792 – 88th Street Homes	January 24, 2025	976,124	976,124	976,124	0.2%
111834 – Red Cedar Development	December 11, 2024	1,054,794	1,054,794	1,054,794	0.2%
111866 – Colfax District	December 11, 2024	3,221,605	3,221,605	3,221,605	0.7%
111894 – Up Ruiz Investments	January 10, 2025	216,128	216,128	216,128	0.1%
112068 – Dwell LA	January 24, 2025	4,970,346	4,970,346	4,970,346	1.1%
112319 – 1120 Coronado CS	December 11, 2024	3,543,000	3,543,000	3,543,000	0.8%
112430 – 31 Edward	January 24, 2025	3,152,567	3,152,567	3,152,567	0.7%
112598 – Villa Bello At Zona	December 11, 2024	2,513,921	2,513,921	2,513,921	0.6%
112599 – Villa Bello At Zona	December 11, 2024	2,449,178	2,449,178	2,449,178	0.5%
112961 – Veluva	December 11, 2024	420,000	420,000	420,000	0.1%
113734 – MF Real Estate Investment	January 10, 2025	1,488,944	1,488,944	1,488,944	0.3%
114043 – 5913 Lubao Ave	January 10, 2025	2,536,076	2,536,076	2,536,076	0.6%
114069 – 4940 Cherry	January 10, 2025	2,001,971	2,001,971	2,001,971	0.4%
114221 – CF 4942 Topanga	March 21, 2025	2,483,036	2,483,036	2,483,036	0.5%
114902 – Torre Projects	January 24, 2025	188,123	188,123	188,123	0.0%
114909 – Loitzk Batim 930	January 24, 2025	879,114	879,114	879,114	0.2%
114913 – Loitzk Batim 930	January 10, 2025	879,114	879,114	879,114	0.2%
114914 – Loitzk Batim 930	January 10, 2025	1,727,877	1,727,877	1,727,877	0.4%
114920 – Loitzk Batim 930	January 10, 2025	789,014	789,014	789,014	0.2%
115011 – 4115 Shadyglade	April 17, 2025	2,812,500	2,812,500	2,812,500	0.6%
115231 – Shoreline 940	January 10, 2025	2,025,054	2,025,054	2,025,054	0.4%
115378 – Buza Family Trust	January 10, 2025	1,111,000	1,111,000	1,111,000	0.2%
116028 – 12 Geneva St	January 10, 2025	928,981	928,981	928,981	0.2%
116301 – Halona Development Group	January 24, 2025	194,756	194,756	194,756	0.0%
117241 – 1813-60 Binyan	March 21, 2025	3,194,728	3,194,728	3,194,728	0.7%
117396 – Cygnus Construction	February 27, 2025	960,848	960,848	960,848	0.2%
117420 – BJB 1321 Management	February 27, 2025	2,475,000	2,475,000	2,475,000	0.5%
117664 – Retail Bee	February 27, 2025	131,250	131,250	131,250	0.0%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
117679 – Vault Money Investments	February 27, 2025	2,144,720	$2,144,720	$2,144,720	0.5%
117712 – RR 2710 Development Group	February 27, 2025	1,640,000	1,640,000	1,640,000	0.4%
117729 – Built Full Homes	April 17, 2025	128,720	128,720	128,720	0.0%
117775 – Solid Residences	February 27, 2025	211,926	211,926	211,926	0.1%
118588 – Carolinas Builders	April 17, 2025	1,215,000	1,215,000	1,215,000	0.3%
118590 – Carolinas Builders	April 17, 2025	1,215,000	1,215,000	1,215,000	0.3%
118591 – Carolinas Builders	April 17, 2025	1,215,000	1,215,000	1,215,000	0.3%
118708 – O. Rhyan Capital Management	April 2, 2025	1,855,750	1,855,750	1,855,750	0.4%
118766 – Hazen Grp.	April 2, 2025	4,770,609	4,770,609	4,770,609	0.8%
118912 – North Fitzhugh LP	March 21, 2025	2,866,099	2,866,099	2,866,099	0.6%
118929 – 842 Meadow Creek	March 21, 2025	1,337,962	1,337,962	1,337,962	0.3%
119487 – CAP Housing	March 21, 2025	193,500	193,500	193,500	0.0%
119564 – R.I USA Multiservices	April 17, 2025	2,669,487	2,669,487	2,669,487	0.6%
119622 – Parkside Homes	April 2, 2025	2,268,530	2,268,530	2,268,530	0.5%
119640 – Valvera Investments	March 21, 2025	197,274	197,274	197,274	0.0%
120177 – Grey Collective	March 21, 2025	2,085,121	2,085,121	2,085,121	0.5%
120181 – 75 NW 41 St. Holdings	April 2, 2025	2,195,574	2,195,574	2,195,574	0.5%
120265 – N&B Real Estate Investment Group	March 21, 2025	170,720	170,720	170,720	0.0%
120373 – 46 Fayette	March 21, 2025	1,971,860	1,971,860	1,971,860	0.4%
120806 – 4848 Fulton	April 17, 2025	2,051,427	2,051,427	2,051,427	0.5%
121021 – Black Marlin Group	April 2, 2025	2,604,825	2,604,825	2,604,825	0.6%
121261 – Watson Recovery Enterprises	April 17, 2025	162,450	162,450	162,450	0.0%
121262 – LLG Enterprises	April 17, 2025	720,960	720,960	720,960	0.2%
121264 – Ground-up Customz/Empower Estates Customs	April 17, 2025	922,250	922,250	922,250	0.2%
121265 – Pelican Equity Partnership Inc.	April 17, 2025	297,300	297,300	297,300	0.1%
121266 – Vertex Custom Homes	April 17, 2025	611,165	611,165	611,165	0.1%
121268 – Hibernia Investment	April 17, 2025	1,190,759	1,190,759	1,190,759	0.3%
121644 – BJB 1321 Management	April 17, 2025	2,520,000	2,520,000	2,520,000	0.6%
121664 – Platinum Enterprise	April 17, 2025	684,000	684,000	684,000	0.2%
121917 – Bidwell Commons Townhomes	April 17, 2025	1,204,900	1,204,900	1,204,900	0.3%
122126 – Oak View Development	June 20, 2025	1,928,786	1,928,786	1,928,786	0.4%
122723 – 3302 Park	April 4, 2025	275,000	275,000	275,000	0.1%
122724 – 151 S St. NW	April 4, 2025	275,000	275,000	275,000	0.1%
123304 – Logos Homes	July 18, 2025	318,468	318,468	318,468	0.1%
123392 – 429 13th St. NE	May 2, 2025	6,700,000	6,700,000	6,700,000	1.4%
123412 – Thirty Seven Sunrise	June 27, 2025	2,541,317	2,541,317	2,541,317	0.6%
123469 – 5601 Fishburn	June 27, 2025	3,915,200	3,915,200	3,915,200	0.9%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
123488 – IDS Construction Company	June 20, 2025	2,089,321	$2,089,321	$2,089,321	0.5%
123554 – Malo Development Company – Lakota	July 18, 2025	2,487,748	2,487,748	2,487,748	0.5%
123565 – Duran USA Group	June 20, 2025	176,852	176,852	176,852	0.0%
123892 – 36 Cyril	June 27, 2025	1,111,876	1,111,876	1,111,876	0.2%
123893 – 36 Cyril	June 20, 2025	1,301,133	1,301,133	1,301,133	0.3%
123913 – 30 NW 59 Street Investment	June 20, 2025	1,779,270	1,779,270	1,779,270	0.4%
124588 – 4200 Chase	July 18, 2025	3,008,095	3,008,095	3,008,095	0.7%
124779 – Bliss Fort Pierce	July 18, 2025	968,469	968,469	968,469	0.2%
124986 – Maas Rehab & Mary Ellen And Mary Lee	June 27, 2025	348,500	348,500	348,500	0.1%
125112 – Toussaint Ateliers Residences	July 18, 2025	405,000	405,000	405,000	0.1%
125124 – 526 NW 15th Terr	June 27, 2025	254,970	254,970	254,970	0.1%
125125 – 634 NW 12th Ave	June 27, 2025	316,338	316,338	316,338	0.1%
125221 – Taku Construction	July 18, 2025	4,008,849	4,008,849	4,008,849	0.8%
125229 – La Sabana	June 27, 2025	735,276	735,276	735,276	0.2%
125300 – Andyvale	June 27, 2025	260,250	260,250	260,250	0.1%
125337 – Schurman Cottages	June 27, 2025	2,115,352	2,115,352	2,115,352	0.5%
125357 – 412 Woodcrest	October 24, 2025	2,543,362	2,543,362	2,543,362	0.6%
125565 – M & J Pham Development	June 27, 2025	1,977,102	1,977,102	1,977,102	0.4%
125570 – M & J Pham Development	June 27, 2025	3,571,750	3,571,750	3,571,750	0.7%
125623 – Willa Mae Investments	June 27, 2025	1,639,067	1,639,067	1,639,067	0.4%
125679 – Dara 1 Holdings	July 18, 2025	3,244,879	3,244,879	3,244,879	0.6%
125774 – One Star Development	June 20, 2025	1,560,000	1,560,000	1,560,000	0.3%
125848 – Highland Park 21	July 18, 2025	3,927,137	3,927,137	3,927,137	0.8%
126105 – B Life Capital 26	June 20, 2025	1,287,000	1,287,000	1,287,000	0.3%
126221 – JP&C Properties	July 18, 2025	2,402,947	2,402,947	2,402,947	0.5%
126255 – Duran USA Group	July 18, 2025	224,977	224,977	224,977	0.1%
126273 – 859 Beacon	July 18, 2025	1,773,430	1,773,430	1,773,430	0.4%
126281 – Douglas 10	July 18, 2025	2,174,666	2,174,666	2,174,666	0.5%
126291 – Multipropiedades Investments	July 18, 2025	189,518	189,518	189,518	0.0%
126387 – 321 North Lucerne	July 18, 2025	2,590,000	2,590,000	2,590,000	0.6%
126394 – FlipWave Investments	July 18, 2025	525,000	525,000	525,000	0.1%
127275 – Taku Construction	July 18, 2025	930,000	930,000	930,000	0.2%
129766 – 608 Walker Road	October 24, 2025	293,002	293,002	293,002	0.1%
130333 – Sunpacific Partners	October 24, 2025	2,059,328	2,059,328	2,059,328	0.5%
130467 – AAA Milano House Luxury Oceanfront Developer	December 5, 2025	363,750	363,750	363,750	0.1%
130468 – AAA Milano House Luxury Oceanfront Developer	December 5, 2025	363,750	363,750	363,750	0.1%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
130469 – AAA Milano House Luxury Oceanfront Developer	December 5, 2025	363,750	$363,750	$363,750	0.1%
131434 – The OG Group	October 24, 2025	1,710,000	1,710,000	1,710,000	0.4%
131914 – Hallmark Building Corporation	October 24, 2025	1,240,000	1,240,000	1,240,000	0.3%
132384 – Humble Pride Lovedale LP	December 5, 2025	1,131,828	1,131,828	1,131,828	0.3%
132561 – 950 NW Apartments	December 5, 2025	662,400	662,400	662,400	0.1%
132620 – Evol Holdings	December 5, 2025	350,000	350,000	350,000	0.1%
132990 – D&G Luxury Management	October 24, 2025	761,604	761,604	761,604	0.2%
133115 – Amagansett South Holdings	December 5, 2025	2,370,581	2,370,581	2,370,581	0.5%
133131 – The Brooks	March 4, 2026	1,820,000	1,820,000	1,820,000	0.4%
133284 – Beachside Dev Holdings	October 24, 2025	1,471,761	1,471,761	1,471,761	0.3%
133332 – Probiz Estate Investment HOL2	October 24, 2025	3,160,000	3,160,000	3,160,000	0.7%
133819 – Sanctuary Parcel 1	February 20, 2026	1,178,691	1,178,691	1,178,691	0.3%
133822 – Sanctuary Parcel 1	December 5, 2025	1,185,213	1,185,213	1,185,213	0.3%
133823 – Sanctuary Parcel 1	December 5, 2025	1,440,448	1,440,448	1,440,448	0.3%
133824 – Sanctuary Parcel 1	December 5, 2025	1,488,742	1,488,742	1,488,742	0.3%
133825 – Sanctuary Parcel 1	February 20, 2026	1,388,206	1,388,206	1,388,206	0.3%
133826 – Sanctuary Parcel 1	December 5, 2025	1,440,448	1,440,448	1,440,448	0.3%
133827 – Sanctuary Parcel 1	December 5, 2025	1,440,448	1,440,448	1,440,448	0.3%
133837 – Nuharbor Enterprises	February 20, 2026	250,439	250,439	250,439	0.1%
133874 – Magnolia PDI	December 5, 2025	2,303,802	2,303,802	2,303,802	0.5%
134271 – OVB Encanto	February 20, 2026	2,430,000	2,430,000	2,430,000	0.5%
134546 – Stocks and Investments	December 5, 2025	220,500	220,500	220,500	0.1%
134743 – Crestar Homes Corp	December 5, 2025	606,000	606,000	606,000	0.1%
134771 – XGlobal3 Investments	December 5, 2025	920,000	920,000	920,000	0.2%
134772 – Seither & Associates Investment Group and Ezyres	December 5, 2025	607,764	607,764	607,764	0.1%
134960 – Sole Manage Homes	March 19, 2026	233,924	233,924	233,924	0.1%
134970 – 2421 Webber	March 19, 2026	610,052	610,052	610,052	0.1%
134998 – 3A BC Homes	December 5, 2025	1,138,574	1,138,574	1,138,574	0.3%
134999 – 3A BC Homes	December 5, 2025	1,489,794	1,489,794	1,489,794	0.3%
135023 – R&R Casitas	December 5, 2025	1,256,305	1,256,305	1,256,305	0.3%
135354 – 3216 Butler Bay	December 5, 2025	2,656,740	2,656,740	2,656,740	0.6%
135442 – Treweek Construction	December 5, 2025	216,363	216,363	216,363	0.1%
135513 – Beachside Dev Holdings	December 5, 2025	1,310,077	1,310,077	1,310,077	0.3%
135587 – Fenix-Orion	December 5, 2025	1,418,750	1,418,750	1,418,750	0.3%
135718 – MHD Real Estate	December 5, 2025	485,750	485,750	485,750	0.1%
135978 – JM Partnership	March 19, 2026	1,081,235	1,081,235	1,081,235	0.2%
136236 – Grupo Monarca	February 20, 2026	966,059	966,059	966,059	0.2%
136341 – 12420 Killion St.	March 19, 2026	1,443,262	1,443,262	1,443,262	0.3%
136820 – PJG Corporation	February 20, 2026	170,000	170,000	170,000	0.0%

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
8. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
137649 – Druther Home Investments	March 19, 2026	689,024	$689,024	$689,024	0.2%
137688 – Lemaitre Investments	April 9, 2026	207,000	207,000	207,000	0.1%
137802 – Spire Builders	February 20, 2026	59,292	59,292	59,292	0.0%
138070 – Lot 14 Gulf Blvd 2025	February 20, 2026	589,380	589,380	589,380	0.1%
138082 – Lot 15 Gulf Blvd 2025	February 20, 2026	589,380	589,380	589,380	0.1%
138127 – Casa De Kai	March 19, 2026	211,400	211,400	211,400	0.1%
138136 – Sitton Pretty	March 4, 2026	376,800	376,800	376,800	0.1%
138375 – NAAKEF Sagecliffe	March 4, 2026	562,500	562,500	562,500	0.1%
138700 – Burien 10	March 4, 2026	776,443	776,443	776,443	0.2%
138701 – Burien 10	March 4, 2026	893,952	893,952	893,952	0.2%
138702 – Burien 10	March 4, 2026	1,042,107	1,042,107	1,042,107	0.2%
138706 – Burien 10	March 4, 2026	1,156,656	1,156,656	1,156,656	0.3%
138912 – Drama Rose	March 4, 2026	829,240	829,240	829,240	0.2%
138920 – Malama Aina Rei	April 9, 2026	60,605	60,605	60,605	0.0%
138925 – Beachside Dev Holdings	April 9, 2026	1,060,970	1,060,970	1,060,970	0.2%
139043 – VP Developers	March 6, 2026	471,784	471,784	471,784	0.1%
139225 – 168th Project	April 9, 2026	1,038,861	1,038,861	1,038,861	0.2%
139891 – Women Build Houses Too	May 7, 2026	193,421	193,421	193,421	0.0%
139919 – Waterloo Holdings & Investment	April 9, 2026	49,620	49,620	49,620	0.0%
140474 – MK Real Estate Advisors	May 7, 2026	1,366,671	1,366,671	1,366,671	0.3%
141081 – Longfellow Landing	May 7, 2026	566,681	566,681	566,681	0.1%
141083 – Instant Property Solution	April 9, 2026	290,718	290,718	290,718	0.1%
141163 – Cha Custom Trim Carpentry & Hardware	May 7, 2026	145,900	145,900	145,900	0.0%
141405 – 87th TR N1	May 7, 2026	478,252	478,252	478,252	0.1%
142071 – FMO Hardwood Flooring	May 7, 2026	131,250	131,250	131,250	0.0%
142590 – Pro Development	May 7, 2026	525,000	525,000	525,000	0.1%
517W – Project 29 West Chelsea	June 25, 2026	18,295,000	18,295,000	18,295,000	4.0%
The Mall at Johnson City	November 24, 2025	14,400,000	14,400,000	14,400,000	3.1%
TL Pepperell Mill	December 23, 2024	5,219,794	5,219,794	5,219,794	1.1%
			$630,579,599	$630,579,599

9. Contingencies and commitments

In the normal course of business, the Fund will enter into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
9. Contingencies and commitments – (Continued)

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. At June 30, 2026, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments. The Fund’s unfunded commitments as of June 30, 2026 are as follows:

Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
3391 – ZDJ W 37	$13,181,467	$13,181,467
3398 – 305 Briny	1,056,558	1,056,558
3399 – BH3 Malibu	445,968	445,968
3403 – Rosslyn Senior Participation	1,513,136	1,513,136
3413 – MTP – Paseo Phase III Land	368,460	368,460
3454 – 2nd & Steele	21,312,084	21,312,084
3455J – 140 Hayground Cove Road Partners	5,431	5,431
3455S – 140 Hayground Cove Senior Partners	573,883	573,883
3474 – 3532 CPB	315,128	315,128
3479 – Fisher Land	1,635,651	1,635,651
3487 – 54 W 22nd	585,470	585,470
3499 – Meta 1870	81,365	81,365
3520 – 6693 Windsor	454,545	454,545
3521 – 22 East 10th Street BH	1,607,143	1,607,143
83824 – 2511 NW 25 Ave.	20,661	20,661
91574 – A5 International Properties	2,451	2,451
91575 – A5 International Properties	2,125	2,125
91576 – A5 International Properties	3,871	3,871
91577 – A5 International Properties	28,390	28,390
91578 – A5 International Properties	57,575	57,575
94110 – A5 International Properties	145,140	145,140
94111 – A5 International Properties	27,150	27,150
94112 – A5 International Properties	19,384	19,384
94113 – A5 International Properties	57,495	57,495
94114 – A5 International Properties	146,234	146,234
96483 – Affordable Housing Group LTD	2,233,809	2,233,809
97931 – 2316 PCDEV	1,877,282	1,877,282
98104 – Desert Modern Development	242,751	242,751
98258 – 1740 PCDEV	385,169	385,169
98767 – 426 E. 17th St.	3,361	3,361
98769 – 1292 Beauregard	92,808	92,808
98771 – 1292 Beauregard	222,011	222,011
98803 – Moon Equities	348,377	348,377
99269 – 1688 Sunset Plaza Drive Partners	2,176,679	2,176,679
100356 – NRM Group	271,495	271,495
100357 – NRM Group	1,170,579	1,170,579
100359 – NRM Group	1,346,184	1,346,184
101221 – USA Luxury Developer II	67,154	67,154

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
9. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
101296 – 5700 Clemson	$301,867	$301,867
102044 – Lian 166 Washington	23,950	23,950
102094 – Danva Prosper Fontanarosa Homes	4,323	4,323
102095 – Danva Prosper Fontanarosa Homes	19,843	19,843
102097 – Danva Prosper Fontanarosa Homes	4,035	4,035
102111 – Westlake Mountainview	1,144,307	1,144,307
102607 – 158 & 160 Eckerson	1,088,843	1,088,843
102608 – 158 & 160 Eckerson	293,606	293,606
102696 – 4798 NE 2nd Ave.	1,250,000	1,250,000
102697 – 4798 NE 2nd Ave.	1,250,000	1,250,000
102698 – 4798 NE 2nd Ave.	1,250,000	1,250,000
103771 – Rhino Homes	617,777	617,777
103772 – Rhino Homes	1,106,643	1,106,643
103980 – KPI Equity Holdings I	21,353	21,353
105003 – 43 Westwood	1,359,732	1,359,732
105004 – 43 Westwood	2,187,769	2,187,769
105005 – 43 Westwood	1,904,695	1,904,695
105006 – 43 Westwood	1,910,589	1,910,589
105261 – SeaScape Homes	175,372	175,372
106767 – Torre Projects	102,352	102,352
107094 – Grande Vita Homes	202,125	202,125
107180 – 902 8th St	7,500	7,500
107982 – Nextgen Eaglerock 13	495,659	495,659
107983 – Nextgen Eaglerock 13	463,685	463,685
107986 – Nextgen Eaglerock 13	569,686	569,686
107997 – Mercado Rodriguez	55,102	55,102
108167 – Lime Builders	547,542	547,542
108203 – Kirkland 7	1,923,000	1,923,000
108402 – Eagle Rock 17	586,155	586,155
108405 – Eagle Rock 17	520,852	520,852
108408 – Eagle Rock 17	898,685	898,685
108872 – Addison Hesby	2,250	2,250
109399 – 1515 Blake	7,020	7,020
109448 – Kent 9	984,000	984,000
109450 – Kent 9	984,000	984,000
109696 – Loma Alta 10	670,672	670,672
109697 – Loma Alta 10	670,672	670,672
109703 – Loma Alta 10	670,672	670,672
109704 – Loma Alta 10	670,672	670,672
110342 – Bravo Builders Enterprises	42,053	42,053
110465 – TJR Development Inc.	1,381,719	1,381,719
110815 – DaVinci Development	53,858	53,858
111076 – Twenty	19,666	19,666

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
9. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
111792 – 88th Street Homes	$1,350,876	$1,350,876
111866 – Colfax District	10,395	10,395
111894 – Up Ruiz Investments	17,872	17,872
112068 – Dwell LA	279,654	279,654
112430 – 31 Edward	841,520	841,520
112598 – Villa Bello At Zona	436,080	436,080
112599 – Villa Bello At Zona	750,822	750,822
113734 – MF Real Estate Investment	746,056	746,056
114043 – 5913 Lubao Ave	633,924	633,924
114069 – 4940 Cherry	530,825	530,825
114221 – CF 4942 Topanga	235,964	235,964
114902 – Torre Projects	75,777	75,777
114909 – Loitzk Batim 930	1,025,234	1,025,234
114913 – Loitzk Batim 930	1,025,234	1,025,234
114914 – Loitzk Batim 930	86,371	86,371
114920 – Loitzk Batim 930	1,025,234	1,025,234
115011 – 4115 Shadyglade	1,047,500	1,047,500
115231 – Shoreline 940	974,946	974,946
116028 – 12 Geneva St	4,159	4,159
117241 – 1813-60 Binyan	124,022	124,022
117396 – Cygnus Construction	19,517	19,517
117679 – Vault Money Investments	75,280	75,280
117729 – Built Full Homes	23,880	23,880
117775 – Solid Residences	35,483	35,483
118708 – O. Rhyan Capital Management	247,000	247,000
118766 – Hazen Grp.	229,391	229,391
118929 – 842 Meadow Creek	660,538	660,538
119564 – R.I USA Multiservices	606,513	606,513
119622 – Parkside Homes	755,092	755,092
119640 – Valvera Investments	3,326	3,326
120177 – Grey Collective	1,205,757	1,205,757
120181 – 75 NW 41 St. Holdings	592,060	592,060
120373 – 46 Fayette	365,600	365,600
120806 – 4848 Fulton	309,564	309,564
121261 – Watson Recovery Enterprises	97,050	97,050
121262 – LLG Enterprises	81,780	81,780
121265 – Pelican Equity Partnership Inc.	8,700	8,700
121266 – Vertex Custom Homes	33,135	33,135
121268 – Hibernia Investment	1,484,241	1,484,241
121917 – Bidwell Commons Townhomes	3,755,100	3,755,100
122126 – Oak View Development	246,214	246,214
123304 – Logos Homes	1,031,532	1,031,532

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
9. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
123412 – Thirty Seven Sunrise	$1,298,683	$1,298,683
123469 – 5601 Fishburn	599,600	599,600
123488 – IDS Construction Company	1,405,679	1,405,679
123554 – Malo Development Company – Lakota	1,383,252	1,383,252
123565 – Duran USA Group	52,277	52,277
123892 – 36 Cyril	2,232,473	2,232,473
123893 – 36 Cyril	2,410,070	2,410,070
123913 – 30 NW 59 Street Investment	315,496	315,496
124588 – 4200 Chase	1,991,905	1,991,905
124779 – Bliss Fort Pierce	3,555,656	3,555,656
125112 – Toussaint Ateliers Residences	1,092,000	1,092,000
125124 – 526 NW 15th Terr	15,500	15,500
125125 – 634 NW 12th Ave	6,162	6,162
125221 – Taku Construction	1,060,526	1,060,526
125229 – La Sabana	214,724	214,724
125337 – Schurman Cottages	142,431	142,431
125357 – 412 Woodcrest	1,766,379	1,766,379
125565 – M & J Pham Development	1,422,898	1,422,898
125623 – Willa Mae Investments	90,933	90,933
125679 – Dara 1 Holdings	535,121	535,121
125848 – Highland Park 21	72,863	72,863
126221 – JP&C Properties	11,333	11,333
126255 – Duran USA Group	27,723	27,723
126273 – 859 Beacon	2,441,570	2,441,570
126281 – Douglas 10	84,229	84,229
126291 – Multipropiedades Investments	2,982	2,982
127275 – Taku Construction	667,117	667,117
129766 – 608 Walker Road	2,556,998	2,556,998
130333 – Sunpacific Partners	144,672	144,672
130467 – AAA Milano House Luxury Oceanfront Developer	1,421,250	1,421,250
130468 – AAA Milano House Luxury Oceanfront Developer	1,421,250	1,421,250
130469 – AAA Milano House Luxury Oceanfront Developer	1,421,250	1,421,250
131434 – The OG Group	875,000	875,000
132384 – Humble Pride Lovedale LP	304,672	304,672
132561 – 950 NW Apartments	240,000	240,000
132620 – Evol Holdings	125,000	125,000
132990 – D&G Luxury Management	1,595,962	1,595,962
133115 – Amagansett South Holdings	2,292,518	2,292,518
133284 – Beachside Dev Holdings	606,239	606,239
133819 – Sanctuary Parcel 1	713,809	713,809
133822 – Sanctuary Parcel 1	707,287	707,287
133823 – Sanctuary Parcel 1	1,152,052	1,152,052

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
9. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
133824 – Sanctuary Parcel 1	$1,395,258	$1,395,258
133825 – Sanctuary Parcel 1	1,160,294	1,160,294
133826 – Sanctuary Parcel 1	1,152,052	1,152,052
133827 – Sanctuary Parcel 1	1,152,052	1,152,052
133837 – Nuharbor Enterprises	5,061	5,061
133874 – Magnolia PDI	893,698	893,698
134743 – Crestar Homes Corp	1,399,375	1,399,375
134771 – XGlobal3 Investments	1,723,956	1,723,956
134772 – Seither & Associates Investment Group and Ezyres	722,236	722,236
134960 – Sole Manage Homes	26,076	26,076
134970 – 2421 Webber	439,948	439,948
134998 – 3A BC Homes	1,143,408	1,143,408
134999 – 3A BC Homes	1,233,567	1,233,567
135023 – R&R Casitas	71,407	71,407
135354 – 3216 Butler Bay	323,875	323,875
135442 – Treweek Construction	9,667	9,667
135513 – Beachside Dev Holdings	542,923	542,923
135587 – Fenix-Orion	21,750	21,750
135718 – MHD Real Estate	283,500	283,500
135978 – JM Partnership	589,185	589,185
136236 – Grupo Monarca	821,741	821,741
136341 – 12420 Killion St.	1,216,738	1,216,738
136820 – PJG Corporation	20,000	20,000
137649 – Druther Home Investments	33,883	33,883
137688 – Lemaitre Investments	634,031	634,031
137802 – Spire Builders	184,940	184,940
138070 – Lot 14 Gulf Blvd 2025	1,813,400	1,813,400
138082 – Lot 15 Gulf Blvd 2025	1,813,400	1,813,400
138136 – Sitton Pretty	1,694,000	1,694,000
138700 – Burien 10	203,307	203,307
138701 – Burien 10	4,263	4,263
138702 – Burien 10	1,330	1,330
138706 – Burien 10	309,594	309,594
138912 – Drama Rose	287,060	287,060
138920 – Malama Aina Rei	175,186	175,186
138925 – Beachside Dev Holdings	1,324,030	1,324,030
139043 – VP Developers	1,176,666	1,176,666
139225 – 168th Project	940,214	940,214
139891 – Women Build Houses Too	222,221	222,221
139919 – Waterloo Holdings & Investment	196,625	196,625
140474 – MK Real Estate Advisors	1,538,329	1,538,329
141081 – Longfellow Landing	1,495,819	1,495,819

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
9. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
141083 – Instant Property Solution	$4,716	$4,716
141163 – Cha Custom Trim Carpentry & Hardware	349,000	349,000
141405 – 87th TR N1	1,722,248	1,722,248
142071 – FMO Hardwood Flooring	22,000	22,000
	$178,589,509	$178,589,509

10. Federal Tax Information

For the tax year ended December 31, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$721,378,244
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—

For the tax year ended December 31, 2025, there were no permanent book to tax reclassifications.

The tax character of distributions paid during the tax year ended December 31, 2025 were as follows:

Distributions paid from:
Ordinary income	$27,932,736
Total distributions paid	$27,932,736

For the tax year ended December 31, 2025, the components of accumulated earnings on a tax basis for the Fund were as follows:

Undistributed Ordinary Income	$151,183
Undistributed Long-Term Capital Gains	—
Accumulated Capital and Other Losses	—
Unrealized Appreciation (Depreciation)	—
Total	$151,183

11. Master Repurchase Agreement

On April 23, 2024, Naikan I SPV, LLC (“SPV 1”) entered into a Master Repurchase Agreement (the “Repurchase Agreement”) with Churchill MRA Funding I LLC, a Delaware limited liability company (“Churchill”), pursuant to which Churchill has agreed, up to a maximum $300 million as of June 30, 2026 and subject to the terms and conditions of the Repurchase Agreement, that Churchill may from time to time enter into one or more transactions consisting of a purchase by Churchill from SPV 1 of certain mortgage loans and the subsequent repurchase by SPV 1 from Churchill of such purchased mortgage loans. The cost of capital under the Repurchase Agreement is equal to the sum of (a) a floating rate equal to the three-month CME Term SOFR plus a 2.50% applicable spread, unless the applicable spread is otherwise agreed to between Churchill and SPV 1 plus (b) 0.35% advance rate of the borrowing base plus (c) 0.08% of the advance outstanding payable on a monthly basis. The Fund is the guarantor of the Repurchase Agreement.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
11. Master Repurchase Agreement – (Continued)

At June 30, 2026, the total amount outstanding under the Repurchase Agreement was $152,291,988. The collateral pledged to Churchill at June 30, 2026 was 187 real estate mortgage loans that had an aggregate market value of $287,798,075. The interest accrued at June 30, 2026 was $719,092. For the six months ended June 30, 2026, the effective rate charged under the Repurchase Agreement was 6.36% and interest incurred was $5,505,062.

June 30, 2026
Real Estate Mortgage Loans
Overnight	$—
Up to 30 Days	$—
30 to 90 Days	$—
Over 90 Days	$152,291,988
On Demand	$—
Total	$152,291,988

12. Collateralized Loan Obligation Financing

On November 27, 2024, CFIN 2024-1 Issuer LLC (“SPV 2 Issuer”) entered into an Indenture with UMB Bank, National Association as Indenture Trustee and Paying Agent, in connection with the issuance of Mortgage-Backed Notes, Series 2024-1 (the “Notes”). The Notes were issued to institutional investors, including J.P. Morgan Investment Management Inc., in its capacity as noteholder representative, to provide financing for the Fund’s mortgage-related investments.

The Class A Notes were issued with an initial principal balance of $125,000,000 and bear interest at a rate of 6.50% per annum, subject to step-up provisions based on the duration of the Notes and the occurrence of an event of default. The revolving period extends for two years from issuance, after which the Notes begin amortizing according to the Indenture’s payment waterfall.

The Notes are secured by a funding base, which consists of mortgage loans.

A Reserve Account, maintained with UMB Bank, National Association, holds liquidity reserves to support interest and principal payments to noteholders. As of June 30, 2026, the total outstanding balance of the Notes was $125,000,000, with collateral pledged to the Indenture Trustee totaling $153,374,233.

The Notes are structured as senior secured obligations of SPV 2 Issuer, which operates as a bankruptcy-remote SPV and is consolidated into the Fund’s financial statements. For the six months ended June 30, 2026 interest incurred totaled $4,360,626.

13. Risk factors

LIMITED OPERATING HISTORY.    The Fund is a non-diversified, closed-end management investment company that has limited operating history. Due to the uncertainty in all investments, there can be no assurance that the Fund will succeed in meeting its investment objectives. The Fund may not grow or maintain an economically viable size, which may result in increased Fund expenses or a determination by the Board to liquidate the Fund.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
13. Risk factors – (Continued)

REPURCHASE OFFERS; LIMITED LIQUIDITY.    Although the Fund intends to implement a quarterly Share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares he or she desires to sell. Accordingly, the Fund should be considered an illiquid investment.

NON-DIVERSIFIED STATUS.    The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

SOURCING INVESTMENT OPPORTUNITIES RISK.    The Investment Manager may not be able to locate a sufficient number of suitable investment opportunities or finalize investments at a pace that allows the Fund to fully implement its investment strategy. Therefore, the Fund’s operations will likely be materially adversely affected to the extent the Fund’s capital is not fully deployed.

MORTGAGE LOAN RISK.    The Fund will invest in commercial mortgage loans, which are subject to risks of delinquency, foreclosure, and risk of loss. In the event of a commercial borrower’s default, the Fund’s profitability will suffer a material adverse effect to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan.

MORTGAGE PARTICIPATION RISK.    The Fund’s investments in commercial real estate loans will include holding a participation interest in such loans. The Fund generally will not have a right to enforce the borrower’s compliance with the terms of any loan agreement, so any such enforcement would require cooperation of other participation interests’ holders in the same underlying loan. The inability to enforce borrower’s compliance could have a material adverse effect on the Fund’s profitability.

MEZZANINE DEBT.    Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities. High yield securities are below investment grade debt securities and are commonly referred to as “junk bonds.” They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.

FIXED INCOME SECURITIES RISK.    A rise in interest rates typically causes bond prices to fall. The longer the duration of bonds held by the Fund, the more sensitive it will likely be to interest fluctuations.

SECURED OVERNIGHT FINANCING RATE (“SOFR”) RISK.    SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Inter-Bank Offered Rate (“LIBOR”), so there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR.

DEPENDENCE ON KEY PERSONNEL RISK.    The Fund’s performance may depend on the Investment Manager’s ability to attract and retain certain key personnel in providing services with respect to the Fund’s investments, as well as such key personnel’s performance in selecting securities or investment techniques for the Fund’s portfolio.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
13. Risk factors – (Continued)

SECURED DEBT.    Although secured debt in most circumstances is fully collateralized by the borrower’s assets and holds a senior position in the borrower’s capital structure, there is a risk that the collateral may decrease in value over time, and may be difficult to apprise or sell in a timely manner. Therefore, the Fund’s ability to fully collect on the investment in the event of a default, is not guaranteed.

SECOND LIEN AND SUBORDINATED LOANS.    The Fund may invest in secured subordinated loans, which rank below senior secured loans in the priority of collateral claims. Consequently, such loans involve a higher degree of overall risk than senior loans of the same borrower due to the possible unsecured or partially secured status. Further, certain actions to enforce the Fund’s rights with respect to the collateral will be subject to senior loan holder’s directions.

DEFAULT RISK.    The ability of the Fund to generate income through its loan investments is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

ILLIQUID PORTFOLIO INVESTMENTS.    The Fund’s investments may include loans that are not registered under the Securities Act, and are not listed on any securities exchange, and lack a reliable secondary market. As such, these investments should be considered illiquid. The Fund’s overall returns may be adversely affected by the illiquid status of such investments.

LENDER LIABILITY CONSIDERATIONS AND EQUITABLE SUBORDINATION.    The Fund may be subject to allegations of lender liability due to alleged duty violations (e.g. good faith, commercial reasonableness and fair dealing). In addition, under “equitable subordination,” a court may elect to subordinate the Fund’s claim as a lender, to the claims of other creditors, under certain common law principles.

VALUATION RISK.    Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for many of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect shareholders whose Shares are repurchased as well as new shareholders and remaining shareholders.

REAL ESTATE INDUSTRY CONCENTRATION.    The Fund will concentrate (i.e., invest more than 25% of its assets) its investments in securities of real estate industry issuers. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Notes to the Consolidated Financial Statements (Continued) June 30, 2026 (Unaudited)
13. Risk factors – (Continued)

CONFLICTS OF INTEREST.    The Fund may be subject to a number of actual and potential conflicts of interest, resulting from the use of leverage, the Investment Manager’s other financial advisory activities that are similar to (or different than) those of the Fund, and personal trading of the directors, partners, trustees, managers, members, officers and employees of the Investment Manager and its affiliates.

CASH CONCENTRATION RISK.    The Fund may hold varying concentrations of cash and cash equivalents periodically which may consist primarily of cash, deposits in money market accounts and other short-term investments which are readily convertible into cash and have an original maturity of three months or less. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

REVERSE REPURCHASE AGREEMENTS RISK.    Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at a mutually agreed upon date and price (including interest). Reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding Shares will decline in value proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

14. Subsequent events

Management of the Fund has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Other Information June 30, 2026 (Unaudited)

Proxy Voting Record

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-888-988-9882 or (ii) by visiting the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 988-9882 or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available, without charge and upon request, on the SEC’s website at www.sec.gov.

Board Consideration of the Investment Management Agreement

At a meeting of the Board held on January 22, 2026 (the “Meeting”), by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the continuation of the investment management agreement (the “Investment Management Agreement”) between the Investment Manager and the Fund.

In advance of the Meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the renewal of the Investment Management Agreement. The Independent Trustees reviewed reports from third parties and Fund management about the factors described below. The Board members engaged in detailed discussion of the materials with management of the Investment Manager. The Independent Trustees also met separately with independent counsel to the Independent Trustees for further review of the materials. After further discussion, the Board determined that the information presented provided a sufficient basis upon which to approve the renewal of the Investment Management Agreement.

The Board did not consider any single factor as controlling in determining whether to approve the renewal of the Investment Management Agreement, and the items described below do not encompass all of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager to the Fund, including, among other things, providing office facilities, equipment and personnel. The Board reviewed and considered the qualifications of the Fund’s portfolio managers and other key personnel of the Investment Manager who provide investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s key personnel were well-qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund by the Investment Manager was satisfactory.

REDWOOD PRIVATE REAL ESTATE DEBT FUND Other Information (Continued) June 30, 2026 (Unaudited)

PERFORMANCE

The Board considered the investment performance of the Investment Manager with respect to the Fund. The Board considered the performance of the Fund as compared to the performance of a comparable index for various periods, as well as the Fund’s performance relative to performance information provided for comparable FUSE Peers, which was identified within the FUSE Report. The Board also considered the overall performance of the Fund, noting that the Investment Manager did not currently manage any other funds with similar investment objectives and strategies as the Fund. The Board concluded that, on the basis of the information provided within the FUSE Report, that the Fund’s performance was satisfactory and within the range of comparable peer funds identified.

FEES AND EXPENSES

The Board reviewed and considered the advisory fee rate and total expense ratio of the Fund. The Board compared the advisory fees and total expense ratio of the Fund with various comparative data, including reports on the expenses of other comparable peer funds. The Board noted that the advisory fees and expenses of the Fund were comparable to the fees and expenses payable by the FUSE Peers. The Board considered that, unlike several of the comparable funds, the fee structure for the Fund did not include an incentive fee. The Board concluded that the advisory fees paid by the Fund and Fund’s total expense ratio were within the range of comparable peer funds identified and reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement, noting that there were no breakpoints. The Board considered the Fund’s advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.

PROFITABILITY OF INVESTMENT MANAGER

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition and noted that its financial condition appeared stable. The Board determined that the advisory fees and the compensation payable to the Investment Manager was reasonable and that the financial condition of the Investment Manager was adequate.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Investment Manager from its relationships with the Fund including, without limitation, the ability to market advisory services for similar products in the future. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, fund accountant, custodian or distributor and, therefore, did not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuation of the Investment Management Agreement.

Investment Manager Redwood Investment Management, LLC 4110 N. Scottsdale Rd, Suite 125 Scottsdale, AZ 85251	Transfer Agent/Administrator UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212
Custodian Bank UMB Bank, N.A. 1010 Grand Boulevard Kansas City, MO 64106	Distributor PINE Distributors LLC 501 S. Cherry Street, Suite 601 Denver, CO 80246
Independent Registered Public Accounting Firm Grant Thornton LLP 171 N. Clark Street, Suite 200 Chicago, IL 60601	Fund Counsel Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103-6996

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement Regarding Basis for Approval of Investment Management Agreement is included as part of the report to shareholders filed under Item 1(a) of this Form.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Not applicable to semi-annual reports.

(a) (3)	Certifications required pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	There were no written solicitations.

(a) (5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Redwood Private Real Estate Debt Fund

/s/ Michael T. Messinger
By: Michael T. Messinger
President & Principal Executive Officer
September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael T. Messinger
By: Michael T. Messinger
President & Principal Executive Officer
September 8, 2026

/s/ Richard M. Duff
By: Richard M. Duff
Treasurer & Principal Financial Officer
September 8, 2026